UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21317

Stadion Investment Trust

(Exact name of registrant as specified in charter)

1061 Cliff Dawson Road, Watkinsville, Georgia  30677

(Address of principal executive offices)(Zip code)

Jennifer T. Welsh, Esq.
ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO  80203

(Name and address of agent for service)

Registrant's telephone number, including area code: (706) 583-5207

Date of fiscal year end: May 31, 2013

Date of reporting period: June 1, 2013 through November 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL  REPORT
November 30, 2013

STADION MANAGED FUND

STADION CORE ADVANTAGE FUND

STADION OLYMPUS FUND™

STADION TRILOGY FUND™

STADION TACTICAL INCOME FUND

STADION MARKET OPPORTUNITY FUND

TABLE OF CONTENTS

Letter to Shareholders	1
Performance Information	4
Disclosure of Fund Expenses	16
Schedules of Investments	18
Statements of Assets and Liabilities	27
Statements of Operations	29
Statements of Changes in Net Assets	31
Financial Highlights	35
Notes to Financial Statements	52
Additional Information	62

Stadion Investment Trust	Letter to Shareholders
November 30, 2013 (Unaudited)

Dear Stadion Shareholder,

We are pleased to present the semi-annual report for the six months ended November 29, 2013 for Stadion Managed Fund, Stadion Core Advantage Fund, and our newer funds – the Stadion Olympus Fund, the Stadion Trilogy Fund, the Stadion Tactical Income Fund, and the Stadion Market Opportunity Fund. Each is a series of Stadion Investment Trust.

6 Month Market Condition Overview

Equity Markets
During the past six months equity markets have oscillated with the general trend being positive, but with some extended periods of market declines.  During this time equity indices such as the S&P 500 Index traded in a rather wide range from a low of 1573.09 on June 24, 2013 to a high of 1807.23 reached just prior to the end of November.

The June 20th trading session, the day following the Fed’s comments discussing the possibility of decreasing the $85 Billion per month bond purchase programs, was especially volatile with the S&P losing about 2.5%, easily the largest single day decline of 2013 up to that point, as well as the biggest single day loss in over a year and a half, since November 2011. By June 24th the market had dipped 4.77% from its high for the month. Subsequently, Fed speakers indicated that any tapering of bond purchases would be postponed.  This seemed to allow equity markets to rally briefly into early August, but by August 15th that price action quickly tuned negative again as most equity markets worldwide dropped with the US Market being one of the hardest hit with the S&P 500 Index dropping 4.63% from its early month peak.

September brought renewed positive price action, but again the rally only lasted 13 trading days as the uncertainty of potential fiscal gridlock in Washington DC and a shutdown of most non-essential government functions loomed causing another dip in equity prices that lasted into October when both political parties were finally able to come to at least a temporary agreement on fiscal issues. With the temporary debt ceiling agreement and the Fed delaying the tapering of asset purchases equity prices were able to trundle higher through the end of November.

Bond Markets
Interest rates continued to climb during the 1st half of the previous 6 month period.  We saw rates on the 10-year Treasury bond start the end of May at the 2.10% level.  After a rampant climb towards the end of June (over 0.40% in the span of 5 days), rates continued to climb, eventually reaching a high of 3% in the beginning of September.  From that high point, rates retreated over the following two months, retracing nearly ½ of the June-September climb to close October back near the 2.5% level.  However, over the last month rates turned around and retraced ½ of the September-October decline, climbing back up 0.25% to close out the period at 2.75%.  During June, both investment grade and high yield spreads widened dramatically, having a ‘double whammy’ effect on those sectors in light of interest rates also spiking.  However, during the beginning of July spreads tightened to recover nearly all of the June losses, and subsequently continued to tighten through the remainder of the period.

Stadion Managed Fund and Stadion Core Advantage Fund
We incorporate Stadion Managed and Core Advantage Funds together since both are guided by Stadion’s long-term proprietary, technically-based, trend following model. The difference is that Managed is ‘fully unconstrained,’ ranging from  100% equity exposure to 100% cash or cash equivalents, while Core Advantage employs a core-satellite structure, with 50% (satellite) actively managed using our tactical model,  and 50% (core) tactically managed and fully invested at all times. Both employ broad-based market index exchange-traded funds (“ETFs”), major sector-based, international and, at times, specialty ETFs. Percentages of holdings are determined by the relative strength of employed asset classes as determined by our proprietary model.  Our process for entering newly up trending markets is to generally stick with large liquid market-based ETFs, and then as the trend more fully develops, broaden exposure according to where our model identifies the best opportunities.  During favorable conditions, we also utilize an active trade-up process, which means we constantly evaluate holdings, using our technical ranking and screening system to replace under-performers with what we believe will be better performing holdings.

Core Advantage may be appropriate for those who want approximately half of their investment positioned in the market at all times, and Managed for those seeking as much protection from declining markets as Stadion can offer.

Stadion Managed Fund and Stadion Core Advantage Fund Performance
During the 6 months ended November 30, 2013 the equity markets, as reflected by key indexes, were positive. The S&P 500 Index was up 11.91%, the Nasdaq Composite Index rose 9.37%, the Russell 2000 Index rose 16.88%, and the Dow Jones Industrial Average was up 7.71%. During the same period, Managed Fund – Class A was down -1.64% and Core Advantage Fund – Class A was up 3.19%%.  These numbers exclude the impact of the 5.75% sales load.

Stadion Olympus Fund
Stadion’s international entry, the Stadion Olympus Fund, launched April 2, 2012.  Although Olympus presents higher risk/return characteristics among our lineup of defensive funds, like all Stadion portfolios, it is designed to mitigate risk.  It is similar to the Stadion Managed Fund in using a

Semi-Annual Report | November 30, 2013	1

Stadion Investment Trust	Letter to Shareholders
November 30, 2013 (Unaudited)

trend-following model to help assess market conditions to identify when to be invested. With a security ranking measure to identify leading asset classes, it can move to fully defensive positions when risk levels are deemed high.  Olympus borrows from Stadion's domestic model by leveraging cyclical price measures for long term trend exposure, intermediate term price measures for more reactive and adaptive allocations, and a risk management overlay incorporating speculative emerging market trends and volatility to help guide shorter term allocations within the intermediate and longer term mandates.  When fully defensive, the Fund has the ability to invest in cash or money market funds.

November capped a challenging six month period for the Stadion Olympus Strategy as markets shifted direction from up to down to up again, always troubling for any trend following strategy.

For the six month period ending November 29, 2013 Stadion Olympus Fund Class A returned 1.07%, which does not include a deduction for the 5.75% sales load.  The benchmarks for Olympus include the MSCI EAFE and the MSCI Emerging market Indices which were up 12.35% and 2.51% respectfully for the six months ending November 29, 2013.  Because Stadion's Olympus measures a combination of intermediate and longer-term signals on 34 major world benchmarks, including developed and emerging markets, Olympus’ returns will therefore be positioned between the developed and emerging international markets, as occurred for much of this period.

The month of June provided a decline of approximately 14% for the emerging markets and roughly half or approximately 7% for the developed markets.  As we entered this period our technical indicators began to identify increased risk in the international markets and the Fund was only partially invested moving to a fully defensive position by mid- June experiencing only a 2.5% decline.  By July sentiment was beginning to turn more bullish globally based on improving economic data and perceived cheaper valuations driven primarily in the larger developed markets.  This trend continued through November 2013.

Weak markets like Japan and volatility in the emerging markets along with their underperformance over the six month period resulted in Olympus being underinvested for the majority of the period as European equities were the lone standout in the international space.

Stadion Trilogy Fund
The Stadion Trilogy Fund is a multi-strategy portfolio designed to generate positive returns regardless of market direction, with an emphasis on lower risk and volatility than the U.S. equity markets. Trilogy is designed to be uncorrelated to traditional asset classes and maintains risk management positions at all times. The portfolio consists of an equity component, an income component and a trend component. The allocation to each component varies based on Trilogy's investment model. While Trilogy's goal is to produce positive returns annually, monthly returns within the components may be asymmetrical according to the periodic valuations of positions.

For the six month period ended November 30, 2013, the Stadion Trilogy Fund Class A (excluding impact of 5.75% sales load) returned 1.01% while the Barclay’s U.S. Aggregate Bond Index was down -0.56% and the S&P 500 Index was up 11.91%%.

Stadion Tactical Income Fund
The Stadion Tactical Income Fund joined our lineup at the end of 2012.  The strategy will normally allocate 60-70% of the assets to a sector-rotation type strategy which will be comprised of exposures found in the Barclays U.S. Aggregate Bond Index (treasuries, investment-grade credit, and MBS).  The credit exposure and duration of these holdings will be determined by which segments are showing stronger trends than that of the Aggregate.  The strategy will also allocate 30-40% of the assets to either high yield securities or treasuries.  This allocation is determined by our existing equity-based model. The strategy also has the ability to allocate to other asset classes (i.e. Emerging Markets, TIPS, floating rate, non-US Dollar, etc.) based our on ranking mechanism.

During the first five months of the calendar year, the Fund traded in line with its benchmark.  However, June was a challenging month for the Fund.  The Fund was affected by the aforementioned spike in both interest rates and credit spreads during the month. Additionally, concerns in China negatively affected our small position in Dim Sum bonds, which traded nearly 4% lower during the same time period. These three effects took their toll on the Fund’s performance. However, from that point going forward, the Fund traded much closer to its benchmark. Due to our short duration/higher spread positioning relative to the benchmark; the Fund had positive performance but trailed slightly during the September rate rally. This was followed by outperformance over the next couple months as rates again climbed. Overall for the period from May 31 through November 29th, the Fund’s Class A returned -2.25% (excluding impact of 5.75% sales load) as compared to -0.56% for the benchmark.

Stadion Market Opportunity Fund
On April 1, 2013, after shareholder approval, the ETF Market Opportunity Fund was reorganized into the Stadion Investment Trust and renamed the Stadion Market Opportunity Fund. Stadion Money Management, LLC (“Stadion”) of Watkinsville, Georgia became the adviser to the Fund.  The Fund commenced operation on May 3, 2004.

Just like Stadion's other funds, Market Opportunity follows a rules based, disciplined, proprietary model that quantitatively ranks all actively traded ETF’s which first pass a fundamental review.  The ranking is based upon risk adjusted return. The holdings of the Fund are adjusted so that the ETFs

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Stadion Investment Trust	Letter to Shareholders
November 30, 2013 (Unaudited)

showing strength in the model are purchased and held.  Those showing weakness in the model are sold or not considered for purchase.  The goal of the Fund’s investment process is to produce above market returns while assuming below market risk.  What differentiates Market Opportunity from Stadion's trend following strategies is that instead of going to cash, the model will attempt to signal a mix of defensive and non-correlated assets to allocate amongst during turbulent times with a goal of providing better risk adjusted returns over time.

For the six month period ended November 30, 2013, the Stadion Market Opportunity Fund Class I returned 8.10% while the S&P 500 Index was up 11.91%.

Stadion Model Observations and Market Outlook
We are now approaching 60 months of a cyclical bull market and through these cyclical bull-market colored glasses things still appear rosy, which is just the moment you should question what can go wrong, especially with another fiscal debate looming as well as a tapering of never before seen levels of stimulus. With the market reaching new all-time highs we are reminded of the risks that are often overlooked during this phase of the market cycle.

Remember, all markets move in cycles and at this point we believe that the need for risk protection within a portfolio is as important as ever.  It is precisely why we have a full suite of investment strategies offering a defensive bias.

At Stadion we emphasize lasting results. Stadion’s defensive strategies incorporate a disciplined, long term approach to investing.  At Stadion, we focus on full market cycles (FMC).  FMC’s are not specified durations but rather the time it takes for the market to experience the full range of market conditions.

Thank you for your continued support and allowing us to serve you and the Funds. Please feel free to contact us with any questions or concerns.

Sincerely,
Stadion Money Management

Brad Thompson, CFA
Chief Investment Officer
Stadion Money Management, LLC

The views in this report were those of the Funds’ investment adviser as of the date of this Report and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Funds and do not constitute investment advice.

Investment in the Funds are subject to investment risks, including, without limitation, market risk, management style risk, risks related to “fund of funds” structure, sector risk, fixed income risk, tracking risk, risks related to ETF net asset value and market price, foreign securities risk, risks related to portfolio turnover and small capitalization companies risk. Since the Funds are a “fund of funds,” an investor will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

Derivative instruments can be volatile and the potential loss to the Funds may exceed the Funds’ initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. The Funds could also experience losses if they are unable to close out a position because the market for an instrument or position is or becomes illiquid.

The Funds’ foreign investments generally carry more risks than funds that invest strictly in U.S. assets, including currency risk, geographic risk, and emerging market risk. Risks can also result from varying stages of economic and political development; differing regulatory environments trading days, and accounting standards; and higher transaction costs of non-U.S. markets.

More information about these risks and other risks can be found in the Funds’ prospectus.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation.

It is a market-value weighted index. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes.

Beta is a measure of systematic risk, or the sensitivity of a manager to movements in the benchmark. A beta of 1 implies that you can expect the movement of a manager’s return series to match that of the benchmark used to measure beta.

Correlation is a measure of how investments move in relation to one another. A correlation of 1 means the two asset classes move exactly in line with each other, while a correlation of -1 means they move in the exact opposite direction.

One may not invest directly in an index.

Semi-Annual Report | November 30, 2013	3

Stadion Managed Fund	Performance Information
November 30, 2013 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Managed Fund(a), the S&P 500® Total Return Index and 80% S&P 500® and 20% Barclays U.S. Aggregate Bond Index

Average Annual Total Returns(b) (for periods ended November 30, 2013)

	6 Month	1 Year	5 Year	Since Inception(c)
Stadion Managed Fund - A - NAV	-1.64%	5.93%	2.51%	2.93%
Stadion Managed Fund - A - POP	-7.29%	-0.20%	1.30%	2.09%
Stadion Managed Fund - C - NAV	-2.09%	5.13%	1.69%	2.11%
Stadion Managed Fund - C - CDSC	-3.07%	4.13%	1.69%	2.11%
Stadion Managed Fund - I - NAV	-1.63%	6.10%	2.74%	3.17%
S&P 500® Total Return Index	11.91%	30.30%	17.60%	6.72%(d)
80% S&P 500® and 20% Barclays US Aggregate Bond Index	9.35%	23.30%	15.28%	6.65%(d)

(a)
The line graph above represents performance of Class A shares only, which will vary from the performance of Class C and Class I shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.

(c)
Class A, Class C and I shares of the Fund commenced operations on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The performance shown for Class C and I shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class C and I shares respectively and without the effect of any fee and expense limitations or waivers. If Class C and I shares of the Fund had been available during periods prior to October 1, 2009 and May 28, 2010, respectively, the performance shown may have been different.

(d)	Represents the period from September 15, 2006 (date of original public offering of Class A shares) through November 30, 2013.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

The Total Annual Fund Operating Expenses for Class A, Class C and Class I are 1.84%, 2.60% and 1.64%, respectively.

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Stadion Managed Fund	Performance Information
November 30, 2013 (Unaudited)

POP, the “Public Offering Price”, and NAV, the “Net Asset Value” price, are terms used to describe what share price was applied to Class A and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Semi-Annual Report | November 30, 2013	5

Stadion Core Advantage Fund	Performance Information
November 30, 2013 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Core Advantage Fund(a), the S&P 500® Total Return Index and 80% S&P 500® and 20% Barclays U.S. Aggregate Bond Index

Average Annual Total Returns(b) (for periods ended November 30, 2013)

	6 Month	1 Year	5 Year	Since Inception(c)
Stadion Core Advantage Fund - A - NAV	3.19%	15.31%	8.54%	3.75%
Stadion Core Advantage Fund - A - POP	-2.73%	8.72%	7.26%	2.90%
Stadion Core Advantage Fund - C - NAV	2.78%	14.27%	7.69%	2.93%
Stadion Core Advantage Fund - C - CDSC	1.78%	13.27%	7.69%	2.93%
Stadion Core Advantage Fund - I - NAV	3.31%	15.46%	8.77%	3.96%
S&P 500® Total Return Index	11.91%	30.30%	17.60%	6.72%(d)
80% S&P 500® and 20% Barclays US Aggregate Bond Index	9.35%	23.30%	15.28%	6.65%(d)

(a)
The line graph above represents performance of Class A shares only, which will vary from the performance of Class C and Class I shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.

(c)
Class A, Class C and I shares of the Fund commenced operations on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The performance shown for Class C and I shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class C and I shares respectively and without the effect of any fee and expense limitations or waivers. If Class C and I shares of the Fund had been available during periods prior to October 1, 2009 and May 28, 2010, respectively, the performance shown may have been different.

(d)	Represents the period from September 15, 2006 (date of original public offering of Class A shares) through November 30, 2013.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

The Total Annual Fund Operating Expenses for Class A, Class C and Class I are 2.25%, 3.45% and 2.63%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on

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Stadion Core Advantage Fund	Performance Information
November 30, 2013 (Unaudited)

any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 Distribution Plan) in excess of 1.70% of the average daily net assets for Class A, Class C, and Class I, until at least October 1, 2014.

POP, the “Public Offering Price”, and NAV, the “Net Asset Value” price, are terms used to describe what share price was applied to Class A and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Semi-Annual Report | November 30, 2013	7

Stadion Olympus Fund ™	Performance Information
November 30, 2013 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Olympus Fund™(a) and the MSCI World ex USA Index

Average Annual Total Returns(b) (for periods ended November 30, 2013)

	6 Month	1 Year	Since Inception(c)
Stadion Olympus Fund™ - A - NAV	1.07%	8.30%	1.92%
Stadion Olympus Fund™ - A - POP	-4.74%	2.09%	-1.65%
Stadion Olympus Fund™ - C - NAV	0.72%	7.51%	1.15%
Stadion Olympus Fund™ - C - CDSC	-0.28%	6.51%	1.15%
Stadion Olympus Fund™ - I - NAV	1.19%	8.58%	2.21%
MSCI World ex USA Index	9.51%	18.75%	11.44%(d)

(a)
The line graph above represents performance of Class A shares only, which will vary from the performance of Class C and Class I shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.

(c)	Class A inception: 04/02/12; Class C inception: 04/02/12; Class I inception: 04/02/12.
(d)	Represents the period from April 2, 2012 (date of original public offering of Class A shares) through November 30, 2013.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

The Total Annual Fund Operating Expenses for Class A, Class C and Class I are 3.29%, 73.63% and 4.10%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 Distribution Plan) in excess of 1.70% of the average daily net assets for Class A, Class C, and Class I, until at least October 1, 2014.

POP, the “Public Offering Price”, and NAV, the “Net Asset Value” price, are terms used to describe what share price was applied to Class A and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

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Stadion Olympus Fund ™	Performance Information
November 30, 2013 (Unaudited)

The MSCI World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets excluding the United States.
An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Semi-Annual Report | November 30, 2013	9

Stadion Trilogy Fund ™	Performance Information
November 30, 2013 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Trilogy Fund™(a) and the S&P 500® Total Return Index

Average Annual Total Returns(b) (for periods ended November 30, 2013)

	6 Month	1 Year	Since Inception(c)
Stadion Trilogy Fund™ - A - NAV	1.01%	3.49%	4.15%
Stadion Trilogy Fund™ - A - POP	-4.84%	-2.46%	0.51%
Stadion Trilogy Fund™ - C - NAV	0.58%	2.75%	3.41%
Stadion Trilogy Fund™ - C - CDSC	-0.42%	1.75%	3.41%
Stadion Trilogy Fund™ - I - NAV	1.16%	3.78%	4.43%
S&P 500® Total Return Index	11.91%	30.30%	18.19%(d)

(a)
The line graph above represents performance of Class A shares only, which will vary from the performance of Class C and Class I shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.

(c)	Class A inception: 04/02/12; Class C inception: 04/02/12; Class I inception: 04/02/12.
(d)	Represents the period from April 2, 2012 (date of original public offering of Class A shares) through November 30, 2013.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

The Total Annual Fund Operating Expenses for Class A, Class C and Class I are 2.08%, 3.51% and 2.16%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 Distribution Plan) in excess of 1.70% of the average daily net assets for Class A, Class C, and Class I, until at least October 1, 2014.

POP, the “Public Offering Price”, and NAV, the “Net Asset Value” price, are terms used to describe what share price was applied to Class A and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

10	www.stadionfunds.com

Stadion Trilogy Fund ™	Performance Information
November 30, 2013 (Unaudited)

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Semi-Annual Report | November 30, 2013	11

Stadion Tactical Income Fund	Performance Information
November 30, 2013 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Tactical Income Fund(a) and Barclays Capital U.S. Aggregate Bond Index

Average Annual Total Returns(b) (for periods ended November 30, 2013)

	6 Month	Since Inception(c)
Stadion Tactical Income Fund - A - NAV	-2.25%	-3.13%
Stadion Tactical Income Fund - A - POP	-7.83%	-8.70%
Stadion Tactical Income Fund - I - NAV	-2.10%	-2.20%
Barclays Capital U.S. Aggregate Bond Index	-0.56%	-1.47%(d)

(a)
The line graph above represents performance of Class A shares only, which will vary from the performance of Class I shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.

(c)	Class A inception: 12/31/12; Class I inception: 2/14/13.
(d)	Represents the period from December 31, 2012 (date of original public offering of Class A shares) through November 30, 2013.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

The Total Annual Fund Operating Expenses for Class A and Class I are 1.68% and 1.39%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 Distribution Plan) in excess of 1.15% of the average daily net assets for Class A and Class I, until at least October 1, 2014.

POP, the “Public Offering Price”, and NAV, the “Net Asset Value” price, are terms used to describe what share price was applied to Class A shares at the time of purchase. For additional information please consult the Fund’s Prospectus.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

12	www.stadionfunds.com

Stadion Tactical Income Fund	Performance Information
November 30, 2013 (Unaudited)

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Semi-Annual Report | November 30, 2013	13

Stadion Market Opportunity Fund	Performance Information
November 30, 2013 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Market Opportunity Fund(a), the S&P 500® Total Return Index and 80% S&P 500® and 20% Barclays U.S. Aggregate Bond Index

Average Annual Total Returns(b) (for periods ended November 30, 2013)

	6 Month	1 Year	5 Year	Since Inception(d)
Stadion Market Opportunity Fund - A – NAV(C)	7.99%	20.37%	16.03%	6.71%
Stadion Market Opportunity Fund - A - POP(C)	1.82%	13.45%	14.66%	6.05%
Stadion Market Opportunity Fund - C - NAV(C)	7.54%	19.45%	15.16%	5.91%
Stadion Market Opportunity Fund - C - CDSC(C)	6.54%	18.45%	15.16%	5.91%
Stadion Market Opportunity Fund - I - NAV	8.10%	20.71%	16.32%	6.98%
S&P 500® Total Return Index	11.91%	30.30%	17.60%	7.38%(e)
80% S&P 500® and 20% Barclays US Aggregate Bond Index	9.35%	23.30%	15.28%	7.06%(e)

(a)
The line graph above represents performance of Class I shares only, which will vary from the performance of Class A and Class C shares based on the difference in loads and fees paid by shareholders in different classes.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.

(c)
The performance shown includes that of the predecessor Fund, the ETF Market Opportunity Fund, a series of Aviemore Trust, which was reorganized into the Fund, as of the close of business on March 29, 2013. Performance information for Class A and Class C shares prior to April 1, 2013, reflects the performance of Class I shares adjusted for the higher expenses paid by Class A and Class C shares.

(d)
Class I, Class A and C shares of the Fund commenced operations on April 29, 2004, April 1, 2013 and April 1, 2013, respectively. The performance shown for Class A and C shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class I shares, the initial share class, calculated using the fees and expenses of Class A and C shares respectively and without the effect of any fee and expense limitations or waivers. If Class A and C shares of the Fund had been available during periods prior to April 1, 2013, the performance shown may have been different.

(e)	Represents the period from April 29, 2004 (date of original public offering of Class I shares) through November 30, 2013

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

14	www.stadionfunds.com

Stadion Market Opportunity Fund	Performance Information
November 30, 2013 (Unaudited)

The Total Annual Fund Operating Expenses for Class A, Class C and Class I are 2.16%, 2.91% and 1.91%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 Distribution Plan) in excess of 1.70% of the average daily net assets for Class A, Class C, and Class I, until at least October 1, 2014.

POP, the “Public Offering Price”, and NAV, the “Net Asset Value” price, are terms used to describe what share price was applied to Class A and/or
Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased share are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Semi-Annual Report | November 30, 2013	15

Stadion Investment Trust	Disclosure of Fund Expenses
November 30, 2013 (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, possibly including front-end and contingent deferred sales loads; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual funds ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables that follow are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (June 1, 2013) and held until the end of the period (November 30, 2013).

The tables that follow illustrate the Funds’ costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Funds actual returns, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Funds’, ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value 6/1/13	Ending Account Value 11/30/13	Expense Ratio(a)	Expenses Paid During period 6/1/13 - 11/30/13(b)

Stadion Managed Fund - Class A
Based on Actual Fund Return	$1,000.00	$983.60	1.52%	$7.56
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.45	1.52%	$7.69
Stadion Managed Fund - Class C
Based on Actual Fund Return	$1,000.00	$979.10	2.28%	$11.31
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,013.64	2.28%	$11.51
Stadion Managed Fund - Class I
Based on Actual Fund Return	$1,000.00	$983.70	1.30%	$6.46
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.55	1.30%	$6.58

Stadion Core Advantage Fund - Class A
Based on Actual Fund Return	$1,000.00	$1,031.90	1.89%	$9.63
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.59	1.89%	$9.55
Stadion Core Advantage Fund - Class C
Based on Actual Fund Return	$1,000.00	$1,027.80	2.66%	$13.52
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,011.73	2.66%	$13.41
Stadion Core Advantage Fund - Class I
Based on Actual Fund Return	$1,000.00	$1,033.10	1.70%	$8.66
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.55	1.70%	$8.59

16	www.stadionfunds.com

Stadion Investment Trust	Disclosure of Fund Expenses
November 30, 2013 (Unaudited)

	Beginning Account Value 6/1/13	Ending Account Value 11/30/13	Expense Ratio(a)	Expenses Paid During period 6/1/13 - 11/30/13(b)

Stadion Olympus Fund - Class A
Based on Actual Fund Return	$1,000.00	$1,010.70	1.95%	$9.83
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.29	1.95%	$9.85
Stadion Olympus Fund - Class C
Based on Actual Fund Return	$1,000.00	$1,007.20	2.70%	$13.59
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,011.53	2.70%	$13.62
Stadion Olympus Fund - Class I
Based on Actual Fund Return	$1,000.00	$1,011.90	1.70%	$8.57
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.55	1.70%	$8.59

Stadion Trilogy Fund - Class A
Based on Actual Fund Return	$1,000.00	$1,010.10	1.75%	$8.82
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.29	1.75%	$8.85
Stadion Trilogy Fund - Class C
Based on Actual Fund Return	$1,000.00	$1,005.80	2.51%	$12.62
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,012.48	2.51%	$12.66
Stadion Trilogy Fund - Class I
Based on Actual Fund Return	$1,000.00	$1,011.60	1.54%	$7.77
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.35	1.54%	$7.79

Stadion Tactical Income Fund - Class A
Based on Actual Fund Return	$1,000.00	$977.50	1.40%	$6.94
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.05	1.40%	$7.08
Stadion Tactical Income Fund - Class I
Based on Actual Fund Return	$1,000.00	$978.00	1.15%	$5.70
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.30	1.15%	$5.82

Stadion Market Opportunity Fund - Class A
Based on Actual Fund Return	$1,000.00	$1,079.90	1.82%	$9.49
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.94	1.82%	$9.20
Stadion Market Opportunity Fund - Class C
Based on Actual Fund Return	$1,000.00	$1,075.40	2.60%	$13.53
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,012.03	2.60%	$13.11
Stadion Market Opportunity Fund - Class I
Based on Actual Fund Return	$1,000.00	$1,081.00	1.70%	$8.87
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.55	1.70%	$8.59

(a)	The Fund's expense ratios have been based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183)/365.

Semi-Annual Report | November 30, 2013	17

Stadion Managed Fund	Schedule of Investments
November 30, 2013 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.32%	Shares	Value
Consumer Discretionary Select Sector SPDR® Fund	925,380	$60,704,928
Consumer Staples Select Sector SPDR® Fund	418,780	18,011,728
Industrial Select Sector SPDR® Fund	598,530	30,165,912
iShares® Russell 1000® ETF	298,720	30,155,784
iShares® S&P 100® Index Fund	745,200	60,346,296
SPDR® Dow Jones® Industrial Average ETF Trust	374,850	60,245,892
SPDR® S&P 500® ETF Trust	999,480	180,905,880
SPDR® S&P MidCap 400® ETF Trust	253,390	60,162,388
Technology Select Sector SPDR® Fund	1,760,380	61,067,582
Vanguard Growth ETF	335,820	30,321,188

TOTAL EXCHANGE-TRADED FUNDS
(Cost $576,023,056)		592,087,578

MONEY MARKET FUNDS - 0.39%	Shares	Value
Fidelity® Institutional Money Market Government Portfolio, Class I, 0.010%, 7-day effective yield	2,343,701	$2,343,701

TOTAL MONEY MARKET FUNDS
(Cost $2,343,701)		2,343,701

Total Investments, at Value - 98.71%
(Cost $578,366,757)		594,431,279

Other Assets in Excess of Liabilities - 1.29%		7,758,992

Net Assets - 100.00%		$602,190,271

See Notes to Financial Statements.

18	www.stadionfunds.com

Stadion Core Advantage Fund	Schedule of Investments
November 30, 2013 (Unaudited)

EXCHANGE-TRADED FUNDS - 90.39%	Shares	Value
Consumer Discretionary Select Sector SPDR® Fund	38,350	$2,515,760
First Trust NASDAQ-100 Equal Weighted Index Fund	213,040	7,486,226
Guggenheim® S&P 500® Equal Weight ETF	109,560	7,617,707
Health Care Select Sector SPDR® Fund	45,550	2,517,093
iShares® Russell 1000® Value Index Fund	54,470	5,034,662
iShares® S&P 100® Index Fund	62,870	5,091,212
SPDR® Dow Jones® Industrial Average ETF Trust	62,820	10,096,430
SPDR® S&P 500® ETF Trust	27,880	5,046,280
SPDR® S&P MidCap 400® ETF Trust	16,700	3,965,081

TOTAL EXCHANGE-TRADED FUNDS
(Cost $46,645,686)		49,370,451

MONEY MARKET FUNDS - 1.79%	Shares	Value
Fidelity® Institutional Money Market Government Portfolio, Class I, 0.010%, 7-day effective yield	979,453	$979,453

TOTAL MONEY MARKET FUNDS
(Cost $979,453)		979,453

Total Investments, at Value - 92.18%
(Cost $47,625,139)		50,349,904

Other Assets in Excess of Liabilities - 7.82%		4,273,539

Net Assets - 100.00%		$54,623,443

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2013	19

Stadion Olympus Fund ™	Schedule of Investments
November 30, 2013 (Unaudited)

EXCHANGE-TRADED FUNDS - 99.09%	Shares	Value
iShares® China Large-Cap ETF	34,210	$1,372,847
iShares® Core MSCI Emerging Markets ETF	26,010	1,309,604
iShares® MSCI EAFE Index Fund	100,360	6,647,845
iShares® MSCI Emerging Markets ETF	18,680	791,098
iShares® MSCI Hong Kong ETF	61,890	1,284,218
iShares® S&P Global 100® Index Fund	35,350	2,709,224
Market Vectors® India Small-Cap Index ETF	23,090	662,683
SPDR® EURO STOXX 50 ETF	65,150	2,682,226
WisdomTree® Europe Hedged Equity Fund	59,750	3,313,138
WisdomTree® Japan Hedged Equity Fund	79,480	3,998,638
WisdomTree® United Kingdom Hedged Equity Fund	48,070	1,278,662

TOTAL EXCHANGE-TRADED FUNDS
(Cost $25,325,621)		26,050,183

MONEY MARKET FUNDS - 0.92%	Shares	Value
Fidelity® Institutional Money Market Government Portfolio, Class I, 0.010%, 7-day effective yield	241,403	$241,403

TOTAL MONEY MARKET FUNDS
(Cost $241,403)		241,403

Total Investments, at Value - 100.01%
(Cost $25,567,024)		26,291,586

Liabilities in Excess of Other Assets - (0.01)%		(3,413)

Net Assets - 100.00%		$26,288,173

See Notes to Financial Statements.

20	www.stadionfunds.com

Stadion Trilogy Fund ™	Schedule of Investments
November 30, 2013 (Unaudited)

COMMON STOCKS - 47.95%	Shares	Value
Consumer Discretionary - 4.77%
Distributors - 1.21%
Genuine Parts Co.(a)	21,806	$1,806,409

Hotels Restaurants & Leisure - 1.19%
McDonald's Corp.(a)	18,169	1,769,115

Leisure Equipment & Products - 1.20%
Polaris Industries, Inc.(a)	13,365	1,783,827

Media - 1.17%
Time Warner, Inc.	26,480	1,740,001

Consumer Staples - 8.39%
Food & Staples Retailing - 2.41%
Costco Wholesale Corp.(a)	14,493	1,817,857
Sysco Corp.(a)	52,573	1,768,030
		3,585,887

Food Products - 3.61%
General Mills, Inc.(a)	36,174	1,824,255
Kellogg Co.(a)	28,965	1,756,437
McCormick & Co. Inc. - Non-Voting Shares(a)	26,008	1,794,552
		5,375,244

Household Products - 1.18%
Procter & Gamble Co.(a)	20,968	1,765,925

Tobacco - 1.19%
Reynolds American, Inc.	35,300	1,780,885

Energy - 2.40%
Oil Gas & Consumable Fuels - 2.40%
Chevron Corp.(a)	14,694	1,799,134
ConocoPhillips(a)	24,424	1,778,067
		3,577,201

Financials - 5.95%
Capital Markets - 1.16%
Eaton Vance Corp.(a)	41,230	1,723,826

Commercial Banks - 2.38%
Bank of Montreal	25,489	1,777,858
Commerce Bancshares, Inc.(a)	39,269	1,771,815
		3,549,673

Insurance - 2.41%
Aflac, Inc.(a)	26,862	1,782,831
Brown & Brown, Inc.(a)	57,221	1,809,328
		3,592,159

Health Care - 3.63%
Health Care Equipment & Supplies - 1.18%
Abbott Laboratories(a)	46,294	1,767,968

Semi-Annual Report | November 30, 2013	21

Stadion Trilogy Fund ™	Schedule of Investments
November 30, 2013 (Unaudited)

COMMON STOCKS - 47.95% (continued)	Shares	Value
Pharmaceuticals - 2.45%
Johnson & Johnson(a)	18,711	$1,771,183
Merck & Co. Inc	37,630	1,875,103
		3,646,286

Industrials - 8.44%
Aerospace & Defense - 2.41%
Lockheed Martin Corp.(a)	12,789	1,811,818
United Technologies Corp.(a)	16,099	1,784,735
		3,596,553

Commercial Services & Supplies - 1.20%
Waste Management, Inc.	39,131	1,787,504

Electrical Equipment - 1.19%
Emerson Electric Co.(a)	26,474	1,773,493

Machinery - 1.21%
Illinois Tool Works, Inc.(a)	22,643	1,801,930

Road & Rail - 1.22%
Norfolk Southern Corp.(a)	20,643	1,810,184

Trading Companies & Distributors - 1.21%
WW Grainger, Inc.(a)	6,979	1,800,024

Information Technology - 3.67%
Communications Equipment - 1.22%
Harris Corp.(a)	28,119	1,813,957

IT Services - 1.23%
Automatic Data Processing, Inc.	22,864	1,829,577

Software - 1.22%
Microsoft Corp.(a)	47,962	1,828,791

Materials - 3.60%
Chemicals - 2.38%
Ecolab, Inc.(a)	16,552	1,773,878
Sigma-Aldrich Corp.(a)	20,635	1,779,562
		3,553,440

Containers & Packaging - 1.22%
AptarGroup, Inc.(a)	27,936	1,813,605

Telecommunication - 1.21%
Diversified Telecommunication - 1.21%
AT&T, Inc.(a)	50,998	1,795,640

Utilities - 5.89%
Electric Utilities - 3.54%
Entergy Corp.(a)	28,575	1,768,507
Northeast Utilities(a)	42,568	1,748,693
Southern Co.(a)	43,231	1,756,476
		5,273,676

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Stadion Trilogy Fund ™	Schedule of Investments
November 30, 2013 (Unaudited)

COMMON STOCKS - 47.95% (continued)			Shares	Value
Gas Utilities - 1.20%
National Fuel Gas Co.(a)			26,424	$1,783,091

Multi-Utilities - 1.15%
Dominion Resources, Inc.			26,433	1,715,766

TOTAL COMMON STOCKS
(Cost $60,903,832)				71,441,637

EXCHANGE-TRADED FUNDS - 48.85%			Shares	Value
iShares® Barclays® 1-3 Year Credit Bond Fund(a)			166,220	$17,542,859
iShares® Barclays® Intermediate Credit Bond Fund			65,000	7,055,750
iShares® Barclays® MBS Bond Fund			133,032	14,064,143
iShares® Floating Rate Note Fund			415,081	21,015,551
iShares® iBoxx® $ High Yield Corporate Bond Fund			56,705	5,297,381
PowerShares® Senior Loan Portfolio			211,374	5,246,303
ProShares® Short VIX Short-Term Futures ETF(b)			20,000	2,569,800

TOTAL EXCHANGE-TRADED FUNDS
(Cost $72,105,301)				72,791,787

PURCHASED OPTION CONTRACTS - 4.99%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 1.74%
iShares® 7-10 Year Treasury Bond ETF	06/21/2014	$112	2,000	$10,000
ProShares® Short VIX Short-Term Futures ETF	12/21/2013	130	200	118,000
S&P 500® Index:
	12/21/2013	1,770	85	367,625
	12/31/2013	1,780	335	1,309,850
	01/18/2014	1,750	100	683,500
	01/18/2014	1,850	90	95,850
				2,584,825
Put Option Contracts - 3.25%
iShares® 7-10 Year Treasury Bond ETF	06/21/2014	97	2,000	195,000
iShares® Intermediate Credit Bond ETF	04/19/2014	106	650	40,625
iShares® MBS ETF	06/21/2014	103	1,300	172,250
S&P 500® Index:
	12/21/2013	1,275	170	1,275
	12/31/2013	1,680	425	149,813
	01/18/2014	1,710	90	81,900
	06/21/2014	1,425	525	556,500
	06/21/2014	1,500	200	318,000
	12/20/2014	1,600	100	609,000
	12/20/2014	1,650	100	729,500
	06/19/2015	1,600	100	938,000
SPDR S&P 500® ETF Trust:
	03/22/2014	120	700	5,950
	03/22/2014	125	400	4,800
	06/21/2014	140	200	18,900
	12/20/2014	140	2,400	672,000
	12/20/2014	145	100	34,700
	06/19/2015	150	500	348,750
				4,876,963
TOTAL PURCHASED OPTION CONTRACTS
(Cost $10,857,133)				7,461,788

Semi-Annual Report | November 30, 2013	23

Stadion Trilogy Fund ™	Schedule of Investments
November 30, 2013 (Unaudited)

MONEY MARKET FUNDS - 3.81%	Shares	Value
Fidelity® Institutional Money Market Government Portfolio, Class I, 0.010%, 7-day effective yield	5,671,564	$5,671,564

TOTAL MONEY MARKET FUNDS
(Cost $5,671,564)		5,671,564

Total Investments, at Value - 105.60%
(Cost $149,537,830)		157,366,776

Written Option Contracts - (5.65)%		(8,438,025)

Other Assets in Excess of Liabilities - 0.05%		75,953

Net Assets - 100.00%		$149,004,704

(a)	All or portion of this security is held as collateral for written options.
(b)	Non-income producing security.

WRITTEN OPTION CONTRACTS - 5.65%	Expiration Date	Strike Price	Contracts	Premiums Received	Value
Call Option Contracts - 4.58%
iShares® 7-10 Year Treasury Bond ETF	06/21/2014	$102	2,000	$228,496	$245,000
iShares® Intermediate Credit Bond ETF	04/19/2014	108	650	33,962	47,125
iShares® MBS ETF	06/21/2014	106	1,300	82,224	87,750
S&P 500® Index:
	12/06/2013	1,760	45	103,175	213,075
	12/13/2013	1,750	90	282,960	523,350
	12/21/2013	1,600	30	89,850	617,850
	12/21/2013	1,670	85	497,760	1,160,675
	12/27/2013	1,800	90	213,660	217,350
	12/31/2013	1,780	90	353,542	351,900
	01/18/2014	1,780	90	363,060	410,400
	01/18/2014	1,825	100	150,083	197,500
	06/21/2014	1,650	60	339,060	1,061,700
	12/20/2014	1,800	110	613,090	1,155,550
	06/19/2015	1,425	100	617,900	541,000
				3,968,822	6,830,225
Put Option Contracts - 1.07%
S&P 500® Index:
	12/21/2013	1,125	100	102,900	250
	12/21/2013	1,150	70	75,530	175
	12/27/2013	1,800	90	196,560	180,000
	01/18/2014	1,780	90	279,810	201,150
	06/21/2014	1,250	80	259,080	32,400
	06/21/2014	1,275	525	848,900	254,625
	06/21/2014	1,350	120	243,355	103,200
	12/20/2014	1,500	200	852,353	836,000
				2,858,488	1,607,800

Total Written Option Contracts				$6,827,310	$8,438,025

24	www.stadionfunds.com

Stadion Tactical Income Fund	Schedule of Investments
November 30, 2013 (Unaudited)

EXCHANGE-TRADED FUNDS - 97.98%	Shares	Value
iShares® Barclays® 1-3 Year Credit Bond Fund	8,910	$940,361
iShares® Barclays® Intermediate Credit Bond Fund	8,792	954,372
iShares® iBoxx® $ High Yield Corporate Bond Fund	11,280	1,053,778
iShares® iBoxx® $ Investment Grade Corporate Bond ETF	5,550	636,363
PIMCO® 0-5 Year High Yield Corporate Bond Index ETF	4,260	453,520
PowerShares® Chinese Yuan Dim Sum Bond Portfolio	12,300	313,281
PowerShares® Senior Loan Portfolio	25,190	625,216
Vanguard Intermediate-Term Corporate Bond ETF	5,250	440,580
Vanguard Mortgage-Backed Securities ETF	15,270	785,641

TOTAL EXCHANGE-TRADED FUNDS
(Cost $6,194,147)		6,203,112

MONEY MARKET FUNDS - 1.66%	Shares	Value
Fidelity® Institutional Money Market Government Portfolio, Class I, 0.010%, 7-day effective yield	105,293	$105,293

TOTAL MONEY MARKET FUNDS
(Cost $105,293)		105,293

Total Investments, at Value - 99.64%
(Cost $6,299,440)		6,308,405

Other Assets in Excess of Liabilities - 0.36%		23,024

Net Assets - 100.00%		$6,331,429

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2013	25

Stadion Market Opportunity Fund	Schedule of Investments
November 30, 2013 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.54%	Shares	Value
iShares® Core S&P 500® ETF	25,620	$4,661,815
iShares® MSCI EMU ETF	116,520	4,702,747
iShares® Russell 2000® Growth ETF	71,429	9,516,486
iShares® U.S. Aerospace & Defense ETF	23,522	2,424,412
Powershares® QQQ Trust Series 1	55,178	4,730,410
PowerShares® Water Resources Portfolio	92,230	2,338,953
SPDR® S&P China ETF	29,180	2,331,190
Vanguard Growth ETF	103,571	9,351,426
Vanguard Small-Cap Growth ETF	35,100	4,217,616

TOTAL EXCHANGE-TRADED FUNDS
(Cost $39,021,157)		44,275,055

MONEY MARKET FUNDS - 1.56%	Shares	Value
Fidelity® Institutional Money Market Government Portfolio, Class I, 0.010%, 7-day effective yield	700,424	$700,424

TOTAL MONEY MARKET FUNDS
(Cost $700,424)		700,424

Total Investments, at Value - 100.10%
(Cost $39,721,581)		44,975,479

Liabilities in Excess of Other Assets - (0.10)%		(45,706)

Net Assets - 100.00%		$44,929,773

See Notes to Financial Statements.

26	www.stadionfunds.com

Stadion Investment Trust	Statements of Assets and Liabilities
November 30, 2013 (Unaudited)

	Stadion Managed Fund	Stadion Core Advantage Fund	Stadion Olympus Fund
ASSETS
Investments in securities:
At acquisition cost	$578,366,757	$47,625,139	$25,567,024
At value (Note 2)	$594,431,279	$50,349,904	$26,291,586
Dividends receivable	114,266	4,674	15
Receivable for capital shares sold	129,294	4,457,573	22,995
Receivable for investment securities sold	9,303,165	4,909,452	–
Other assets	107,736	31,504	19,047
TOTAL ASSETS	604,085,740	59,753,107	26,333,643

LIABILITIES
Payable for capital shares redeemed	288,362	1,472	1,155
Payable for investment securities purchased	784,612	5,043,997	–
Payable to Advisor (Note 5)	527,563	50,687	24,758
Accrued distribution fees (Note 5)	174,031	12,437	3,580
Accrued compliance fees (Note 5)	6,906	438	93
Payable to administrator (Note 5)	26,099	2,451	1,468
Other accrued expenses	87,896	18,182	14,416
TOTAL LIABILITIES	1,895,469	5,129,664	45,470

NET ASSETS	$602,190,271	$54,623,443	$26,288,173

Net assets consist of:
Paid-in capital	$615,372,227	$48,582,477	$25,423,532
Accumulated net investment loss	(4,078,497)	(148,305)	(169,063)
Accumulated net realized gains (losses) from investments	(25,167,981)	3,464,505	309,142
Net unrealized appreciation on investments	16,064,522	2,724,766	724,562
Net assets	$602,190,271	$54,623,443	$26,288,173

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares	$347,421,698	$41,557,749	$16,732,018
Class A shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	34,142,141	3,363,258	1,632,725
Net asset value, offering price and redemption price per share (Note 2)	$10.18	$12.36	$10.25
Maximum offering price per share (Note 2)	$10.80	$13.11	$10.88

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares	$123,699,702	$5,893,259	$185,021
Class C shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	12,569,368	492,558	18,232
Net asset value, offering price and redemption price per share (Note 2)	$9.84	$11.96	$10.15

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares	$131,068,871	$7,172,435	$9,371,134
Class I shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	12,774,420	576,248	911,808
Net asset value, offering price and redemption price per share (Note 2)	$10.26	$12.45	$10.28

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2013	27

Stadion Investment Trust	Statements of Assets and Liabilities
November 30, 2013 (Unaudited)

	Stadion Trilogy Fund	Stadion Tactical Income Fund	Stadion Market Opportunity Fund
ASSETS
Investments in securities:
At acquisition cost	$149,537,830	$6,299,440	$39,721,581
At value (Note 2)	$157,366,776	$6,308,405	$44,975,479
Dividends receivable	226,347	4,123	10
Receivable for capital shares sold	42,328	15,843	22,995
Receivable from advisor (Note 5)	–	4,466	101
Other assets	51,486	13,499	11,167
TOTAL ASSETS	157,686,937	6,346,336	45,009,752

LIABILITIES
Written Options at value (Notes 2 and 6) (premiums received $6,827,310, $– and $–, respectively)	8,438,025	–	–
Payable for capital shares redeemed	36,463	20	9,994
Payable to Advisor (Note 5)	150,418	3,345	50,640
Accrued distribution fees (Note 5)	32,077	591	3,667
Accrued compliance fees (Note 5)	370	–	–
Payable to administrator (Note 5)	7,271	475	2,222
Other accrued expenses	17,609	10,476	13,456
TOTAL LIABILITIES	8,682,233	14,907	79,979

NET ASSETS	$149,004,704	$6,331,429	$44,929,773

Net assets consist of:
Paid-in capital	$146,041,395	$6,442,576	$35,316,090
Accumulated net investment income (loss)	98,934	19,770	(192,992)
Accumulated net realized gains (losses) from investments and written option contracts	(3,353,856)	(139,882)	4,552,777
Net unrealized appreciation on investments and written option contracts	6,218,231	8,965	5,253,898
Net assets	$149,004,704	$6,331,429	$44,929,773

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares	$85,101,549	$2,882,800	$16,097,701
Class A shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	8,104,018	299,171	1,458,863
Net asset value, offering price and redemption price per share (Note 2)	$10.50	$9.64	$11.03
Maximum offering price per share (Note 2)	$11.14	$10.23	$11.70

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares	$18,725,651	N/A	$34,572
Class C shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,798,117	N/A	3,148
Net asset value, offering price and redemption price per share (Note 2)	$10.41	N/A	$10.98

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares	$45,177,504	$3,448,629	$28,797,500
Class I shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	4,295,135	357,614	2,605,951
Net asset value, offering price and redemption price per share (Note 2)	$10.52	$9.64	$11.05

See Notes to Financial Statements.

28	www.stadionfunds.com

Stadion Investment Trust	Statements of Operations
For the Six Months Ended November 30, 2013 (Unaudited)

	Stadion Managed Fund	Stadion Core Advantage Fund	Stadion Olympus Fund
INVESTMENT INCOME
Dividends	$2,075,551	$321,484	$89,135
TOTAL INVESTMENT INCOME	2,075,551	321,484	89,135

EXPENSES
Investment advisory fees (Note 5)	3,361,432	290,431	146,789
Distribution fees, Class A (Note 5)	458,852	44,458	18,920
Distribution fees, Class C (Note 5)	671,691	25,875	549
Transfer agent fees, Common (Note 5)	98,811	21,802	18,045
Transfer agent fees, Class A (Note 5)	51,396	1,720	1,521
Transfer agent fees, Class C (Note 5)	24,048	884	–
Transfer agent fees Class I (Note 5)	36,094	2,792	2,915
Administrative fees (Note 5)	163,940	12,364	6,381
Registration and filing fees, Common	40,799	23,154	20,532
Professional fees	74,652	11,936	9,396
Custodian fees	20,527	2,489	2,505
Compliance fees (Note 5)	35,221	2,483	1,118
Trustees' fees	34,425	2,432	1,075
Printing of shareholder reports	33,924	3,734	2,482
Other expenses	84,136	7,288	3,684
TOTAL EXPENSES	5,189,948	453,842	235,912

Expenses waived/reimbursed by the Advisor (Note 5)	–	(747)	(17,123)
NET EXPENSES	5,189,948	453,095	218,789

NET INVESTMENT LOSS	(3,114,397)	(131,611)	(129,654)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from investments	(24,597,095)	1,961,400	(340,763)
Net change in unrealized appreciation (depreciation) on investments	15,796,539	(355,653)	781,013
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(8,800,556)	1,605,747	440,250

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,914,953)	$1,474,136	$310,596

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2013	29

Stadion Investment Trust	Statements of Operations
For the Six Months Ended November 30, 2013 (Unaudited)

	Stadion Trilogy Fund	Stadion Tactical Income Fund	Stadion Market Opportunity Fund
INVESTMENT INCOME
Dividends	$1,314,597	$71,946	$139,503
Foreign taxes withheld	(5,007)	–	–
TOTAL INVESTMENT INCOME	1,309,590	71,946	139,503

EXPENSES
Investment advisory fees (Note 5)	787,370	16,768	224,514
Distribution fees, Class A (Note 5)	96,342	3,054	13,848
Distribution fees, Class C (Note 5)	75,208	–	49
Transfer agent fees, Common (Note 5)	23,752	13,218	14,145
Transfer agent fees, Class A (Note 5)	3,848	534	438
Transfer agent fees, Class C (Note 5)	876	–	–
Transfer agent fees Class I (Note 5)	8,146	366	416
Administrative fees (Note 5)	34,912	1,639	9,614
Registration and filing fees, Common	40,437	11,537	5,903
Professional fees	19,392	6,576	12,315
Custodian fees	6,948	2,467	2,359
Compliance fees (Note 5)	5,805	135	1,476
Trustees' fees	5,532	181	1,386
Printing of shareholder reports	4,267	1,158	4,121
Other expenses	11,369	1,886	21,325
TOTAL EXPENSES	1,124,204	59,519	311,909

Expenses waived/reimbursed by the Advisor (Note 5)	–	(26,799)	–
NET EXPENSES	1,124,204	32,720	311,909

NET INVESTMENT INCOME (LOSS)	185,386	39,226	(172,406)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from investments	(1,234,307)	(137,483)	1,011,536
Net realized losses from written option contracts	(983,395)	0	0
Net change in unrealized appreciation on investments	4,515,977	41,923	2,142,668
Net change in unrealized depreciation on written option contracts	(1,374,638)	0	0
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	923,637	(95,560)	3,154,204

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,109,023	$(56,334)	$2,981,798

See Notes to Financial Statements.

30	www.stadionfunds.com

Stadion Investment Trust	Statements of Changes in Net Assets

	Stadion Managed Fund		Stadion Core Advantage Fund
	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013
FROM OPERATIONS
Net investment income (loss)	$(3,114,397)	$(964,100)	$(131,611)	$26,238
Net realized gains (losses) from investments	(24,597,095)	62,061,308	1,961,400	3,710,658
Net change in unrealized appreciation (depreciation) on investments	15,796,539	267,983	(355,653)	2,720,335
Net increase (decrease) in net assets resulting from operations	(11,914,953)	61,365,191	1,474,136	6,457,231

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, Class A	–	–	(32,956)	–
Distributions from net investment income, Class C	–	–	(1,615)	–
Distributions from net investment income, Class I	–	–	(8,361)	–
Decrease in net assets from distributions to shareholders	–	–	(42,932)	–

FROM CAPITAL SHARE TRANSACTIONS (Note 7)
Class A
Proceeds from sales of shares	55,388,838	75,446,291	10,804,791	8,502,509
Net asset value of shares issued in reinvestment of distributions	–	–	32,032	–
Payments for shares redeemed	(73,126,836)	(147,820,967)	(4,173,443)	(13,781,317)
Net increase (decrease) in net assets from Class A share transactions	(17,737,998)	(72,374,676)	6,663,380	(5,278,808)

Class C
Proceeds from sales of shares	8,416,954	23,153,909	1,468,184	747,888
Net asset value of shares issued in reinvestment of distributions	–	–	1,531	–
Payments for shares redeemed	(23,501,804)	(53,751,625)	(782,082)	(1,623,348)
Net increase (decrease) in net assets from Class C share transactions	(15,084,850)	(30,597,716)	687,633	(875,460)

Class I
Proceeds from sales of shares	37,376,141	60,699,280	2,697,529	6,051,511
Net asset value of shares issued in reinvestment of distributions	–	–	8,158	–
Payments for shares redeemed	(31,759,207)	(62,080,448)	(682,775)	(4,317,536)
Net increase (decrease) in net assets from Class I share transactions	5,616,934	(1,381,168)	2,022,912	1,733,975

TOTAL NET INCREASE (DECREASE) IN NET ASSETS	(39,120,867)	(42,988,369)	10,805,129	2,036,938

NET ASSETS:
Beginning of period	641,311,138	684,299,507	43,818,314	41,781,376
End of period	$602,190,271	$641,311,138	$54,623,443	$43,818,314

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$(4,078,497)	$(964,100)	$(148,305)	$26,238

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2013	31

Stadion Investment Trust	Statements of Changes in Net Assets

	Stadion Olympus Fund		Stadion Trilogy Fund
	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013
FROM OPERATIONS
Net investment income (loss)	$(129,654)	$(35,197)	$185,386	$437,755
Net realized gains (losses) from investments	(340,763)	796,083	(1,234,307)	301,254
Net realized losses from written option contracts	–	–	(983,395)	(736,347)
Net change in unrealized appreciation on investments	781,013	98,569	4,515,977	3,864,720
Net change in unrealized appreciation (depreciation) on written option contracts	–	–	(1,374,638)	320,901
Net increase in net assets resulting from operations	310,596	859,455	1,109,023	4,188,283

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, Class A	(25,610)	–	(122,148)	(283,796)
Distributions from net investment income, Class C	(78)	–	–	(10,563)
Distributions from net investment income, Class I	(13,721)	–	(70,332)	(50,608)
Distributions from net realized gains, Class A	–	(62,306)	–	(735,029)
Distributions from net realized gains, Class C	–	(94)	–	(44,427)
Distributions from net realized gains, Class I	–	(7,428)	–	(75,926)
Decrease in net assets from distributions to shareholders	(39,409)	(69,828)	(192,480)	(1,200,349)

FROM CAPITAL SHARE TRANSACTIONS (Note 7)
Class A
Proceeds from sales of shares	4,697,495	6,545,921	28,058,431	26,772,520
Net asset value of shares issued in reinvestment of distributions	18,523	61,986	109,158	1,006,524
Payments for shares redeemed	(1,866,020)	(2,344,773)	(12,642,401)	(11,156,739)
Net increase in net assets from Class A share transactions	2,849,998	4,263,134	15,525,188	16,622,305

Class C
Proceeds from sales of shares	119,977	67,086	7,609,082	12,115,346
Net asset value of shares issued in reinvestment of distributions	78	94	–	50,329
Payments for shares redeemed	(1,014)	(5,404)	(526,854)	(673,301)
Net increase in net assets from Class C share transactions	119,041	61,776	7,082,228	11,492,374

Class I
Proceeds from sales of shares	5,447,991	6,571,760	34,792,837	21,373,008
Net asset value of shares issued in reinvestment of distributions	6,751	7,416	56,331	124,851
Payments for shares redeemed	(2,128,887)	(694,828)	(8,860,719)	(2,666,330)
Net increase in net assets from Class I share transactions	3,325,855	5,884,348	25,988,449	18,831,529

TOTAL NET INCREASE IN NET ASSETS	6,566,081	10,998,885	49,512,408	49,934,142

NET ASSETS:
Beginning of period	19,722,092	8,723,207	99,492,296	49,558,154
End of period	$26,288,173	$19,722,092	$149,004,704	$99,492,296

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$(169,063)	$–	$98,934	$106,028

See Notes to Financial Statements.

32	www.stadionfunds.com

Stadion Investment Trust	Statement of Changes in Net Assets

	Stadion Tactical Income Fund
	For the Six Months Ended November 30, 2013 (Unaudited)	For the Period January 2, 2013 (Commencement of operations) to May 31, 2013
FROM OPERATIONS
Net investment income	$39,226	$7,556
Net realized losses from investments	(137,483)	(2,399)
Net change in unrealized appreciation/(depreciation) on investments	41,923	(32,958)
Net decrease in net assets resulting from operations	(56,334)	(27,801)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, Class A	(11,852)	–
Distributions from net investment income, Class I	(15,160)	–
Decrease in net assets from distributions to shareholders	(27,012)	–

FROM CAPITAL SHARE TRANSACTIONS (Note 7)
Class A
Proceeds from sales of shares	1,854,573	1,814,054
Net asset value of shares issued in reinvestment of distributions	438	–
Payments for shares redeemed	(595,542)	(134,408)
Net increase in net assets from Class A share transactions	1,259,469	1,679,646

Class I
Proceeds from sales of shares	2,373,492	1,546,022
Net asset value of shares issued in reinvestment of distributions	13	–
Payments for shares redeemed	(404,649)	(11,417)
Net increase in net assets from Class I share transactions	1,968,856	1,534,605

TOTAL NET INCREASE IN NET ASSETS	3,144,979	3,186,450

NET ASSETS:
Beginning of period	3,186,450	–
End of period	$6,331,429	$3,186,450

ACCUMULATED NET INVESTMENT INCOME	$19,770	$7,556

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2013	33

Stadion Investment Trust	Statement of Changes in Net Assets

	Stadion Market Opportunity Fund
	For the Six Months Ended November 30, 2013 (Unaudited)	For the Period May 1, 2013 to May 31, 2013(a)	For the Year Ended April 30, 2013
FROM OPERATIONS
Net investment loss	$(172,406)	$(32,144)	$(55,735)
Net realized gains from investments	1,011,536	422,509	3,368,546
Net change in unrealized appreciation/(depreciation) on investments	2,142,668	(531,653)	(1,123,894)
Net increase (decrease) in net assets resulting from operations	2,981,798	(141,288)	2,188,917

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, Class A	(2,319)	–	–
Distributions from net investment income, Class I	(18,267)	–	–
Distributions from net realized gains, Class I	–	–	(4,271,775)
Decrease in net assets from distributions to shareholders	(20,586)	–	(4,271,775)

FROM CAPITAL SHARE TRANSACTIONS (Note 7)
Class A
Proceeds from sales of shares	14,934,843	3,471,135	1,198
Payments for shares redeemed	(3,268,721)	(9,763)	(5)
Net increase in net assets from Class A share transactions	11,666,122	3,461,372	1,193

Class C
Proceeds from sales of shares	34,020	–	1,005
Payments for shares redeemed	(1,065)	–	–
Net increase in net assets from Class C share transactions	32,955	–	1,005

Class I
Proceeds from sales of shares	8,230,585	2,732,878	4,771,198
Net asset value of shares issued in reinvestment of distributions	15,474	–	4,265,859
Payments for shares redeemed	(5,432,356)	(768,733)	(14,331,245)
Net increase (decrease) in net assets from Class I share transactions	2,813,703	1,964,145	(5,294,188)

TOTAL NET INCREASE (DECREASE) IN NET ASSETS	17,473,992	5,284,229	(7,374,848)

NET ASSETS:
Beginning of period	27,455,781	22,171,552	29,546,400
End of period	$44,929,773	$27,455,781	$22,171,552

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$(192,992)	$–	$–

(a)	Effective May 31, 2013, the Market Opportunity Fund changed its fiscal year from April 30 to May 31.

See Notes to Financial Statements.

34	www.stadionfunds.com

Stadion Managed Fund – Class A	Financial Highlights
For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2009
NET ASSET VALUE, BEGINNING OF PERIOD	$10.35		$9.38		$9.93	$9.64	$9.29	$9.47

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.04	)(b)	(0.00	)(b)(c)	(0.17)	(0.06)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.13)		0.97		(0.28)	0.46	0.38	(0.14)
Total from investment operations	(0.17)		0.97		(0.45)	0.40	0.35	(0.17)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		–		–	–	–	(0.00	)(c)
In excess of net investment income	–		–		–	–	–	(0.01)
Distributions from net realized gains	–		–		(0.10)	(0.11)	–	(0.00	)(c)
Total distributions	–		–		(0.10)	(0.11)	–	(0.01)

NET ASSET VALUE, END OF PERIOD	$10.18		$10.35		$9.38	$9.93	$9.64	$9.29

TOTAL RETURN(d)	(1.64	%)(e)	10.34%		(4.45%)	4.07%	3.77%	(1.80%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$347,422		$371,779		$407,202	$981,387	$496,412	$139,400

Ratio of total expenses to average net assets(f)	1.52	%(g)	1.59%		1.51%	1.50%	1.67%	1.83%

Ratio of net investment loss to average net assets(a)(f)	(0.87	%)(g)	(0.01%)		(1.03%)	(0.82%)	(0.57%)	(0.48%)

PORTFOLIO TURNOVER RATE	526	%(e)	737%		1,967%	1,018%	944%	449%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(b)	Per share amounts were calculated using average shares method.
(c)	Amount rounds to less than $0.01 per share.
(d)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.
(f)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment company's in which the Fund invested.
(g)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2013	35

Stadion Managed Fund – Class C	Financial Highlights
For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		Year Ended May 31, 2012	Year Ended May 31, 2011	For the Period October 1, 2009 (Commencement of operations) to May 31, 2010
NET ASSET VALUE, BEGINNING OF PERIOD	$10.05		$9.18		$9.79	$9.59	$9.54

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.08	)(b)	(0.07	)(b)	(0.21)	(0.10)		(0.05)
Net realized and unrealized gain (loss) on investments	(0.13)		0.94		(0.30)	0.41	0.10
Total from investment operations	(0.21)		0.87		(0.51)	0.31	0.05
LESS DISTRIBUTIONS:
Distributions from net realized gains	–		–		(0.10)	(0.11)	–
Total distributions	–		–		(0.10)	(0.11)	–

NET ASSET VALUE, END OF PERIOD	$9.84		$10.05		$9.18	$9.79	$9.59

TOTAL RETURN(c)	(2.09	%)(d)	9.48%		(5.13%)	3.15%	0.52	%(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$123,700		$141,797		$159,112	$228,541	$55,281

Ratio of total expenses to average net assets(e)	2.28	%(f)	2.35%		2.30%	2.28%	2.51	%(f)(g)

Ratio of net expenses to average net assets(e)	2.28	%(f)	2.35%		2.30%	2.28%	2.48	%(f)

Ratio of net investment loss to average net assets(a)(e)	(1.64	%)(f)	(0.77%)		(1.80%)	(1.65%)	(1.60	%)(f)

PORTFOLIO TURNOVER RATE	526	%(d)	737%		1,967%	1,018%	944	%(d)

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(b)	Per share amounts were calculated using average shares method.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment company's in which the Fund invested.
(f)	Annualized.
(g)	Reflects total expenses prior to fee waivers by the advisor (Note 5).

See Notes to Financial Statements.

36	www.stadionfunds.com

Stadion Managed Fund – Class I	Financial Highlights
For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011	For the Period May 28, 2010 (Commencement of operations) to May 31, 2010
NET ASSET VALUE, BEGINNING OF PERIOD	$10.43		$9.43	$9.96	$9.64	$9.64

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(a)	(0.03	)(b)	0.02 (b)	(0.06)	(0.05)	(0.00	)(c)
Net realized and unrealized gain (loss) on investments	(0.14)		0.98	(0.37)	0.48	–
Total from investment operations	(0.17)		1.00	(0.43)	0.43	(0.00	)(c)
LESS DISTRIBUTIONS:
Distributions from net realized gains	–		–	(0.10)	(0.11)	–
Total distributions	–		–	(0.10)	(0.11)	–

NET ASSET VALUE, END OF PERIOD	$10.26		$10.43	$9.43	$9.96	$9.64

TOTAL RETURN(d)	(1.63	%)(e)	10.60%	(4.24%)	4.38%	0.00	%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$131,069		$127,735	$117,986	$83,614	$1

Ratio of total expenses to average net assets(f)	1.30	%(g)	1.39%	1.28%	1.24%	1.70	%(g)

Ratio of net investment income (loss) to average net assets(a)(f)	(0.63	%)(g)	0.18%	(0.77%)	(0.48%)	(1.70	%)(g)

PORTFOLIO TURNOVER RATE	526	%(e)	737%	1,967%	1,018%	944	%(e)

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(b)	Per share amounts were calculated using average shares method.
(c)	Amount rounds to less than $0.01 per share.
(d)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.
(f)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment company's in which the Fund invested.

(g)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2013	37

Stadion Core Advantage Fund – Class A	Financial Highlights
For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		Year Ended May 31, 2012		Year Ended May 31, 2011		Year Ended May 31, 2010		Year Ended May 31, 2009
NET ASSET VALUE, BEGINNING OF PERIOD	$11.99		$10.37		$11.72		$10.22		$8.98		$11.11

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(a)	(0.03	)(b)	0.02	(b)	(0.09)		(0.10)		(0.05)		(0.04)
Net realized and unrealized gain (loss) on investments	0.41		1.60		(0.72)		1.60		1.29		(2.08)
Total from investment operations	0.38		1.62		(0.81)		1.50		1.24		(2.12)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.01)		–		–		–		–		–
In excess of net investment income	–		–		–		–		–		(0.01)
Distributions from net realized gains	–		–		(0.54)		–		–		–
Total distributions	(0.01)		–		(0.54)		–		–		(0.01)

NET ASSET VALUE, END OF PERIOD	$12.36		$11.99		$10.37		$11.72		$10.22		$8.98

TOTAL RETURN(c)	3.19	%(d)	15.62%		(6.75%)		14.68%		13.81%		(19.11%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$41,558		$33,813		$33,892		$50,470		$41,179		$28,805

Ratio of total expenses to average net assets(e)	1.89	%(f)(g)	2.00	%(g)	1.91	%(g)	1.97	%(g)	2.11	%(g)	2.23%

Ratio of net expenses to average net assets(e)	1.89	%(f)	1.95%		1.89%		1.95%		1.95%		2.23%

Ratio of net investment income (loss) to average net assets(a)(e)	(0.49	%)(f)	0.14%		(0.67%)		(0.94%)		(0.62%)		(0.41%)

PORTFOLIO TURNOVER RATE	299	%(d)	455%		826%		476%		471%		346%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(b)	Per share amounts were calculated using average shares method.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment company's in which the Fund invested.

(f)	Annualized.
(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

38	www.stadionfunds.com

Stadion Core Advantage Fund – Class C	Financial Highlights
For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		Year Ended May 31, 2012		Year Ended May 31, 2011		For the Period October 1, 2009 (Commencement of operations) to May 31, 2010
NET ASSET VALUE, BEGINNING OF PERIOD	$11.64		$10.16		$11.59		$10.17		$9.75

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.08	)(b)	(0.07	)(b)	(0.18)		(0.14)			(0.06)
Net realized and unrealized gain (loss) on investments	0.40		1.55		(0.71)		1.56		0.48
Total from investment operations	0.32		1.48		(0.89)		1.42		0.42
LESS DISTRIBUTIONS:
Distributions from net realized gains	–		–		(0.54)		–		–
Total distributions	–		–		(0.54)		–		–

NET ASSET VALUE, END OF PERIOD	$11.96		$11.64		$10.16		$11.59		$10.17

TOTAL RETURN(c)	2.78	%(d)	14.57%		(7.54%)		13.96%		4.31	%(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$5,893		$5,060		$5,253		$6,028		$1,458

Ratio of total expenses to average net assets(e)	2.66	%(f)(g)	3.20	%(g)	3.12	%(g)	3.45	%(g)	7.53	%(f)(g)

Ratio of net expenses to average net assets(e)	2.66	%(f)	2.70%		2.70%		2.70%		2.70	%(f)

Ratio of net investment loss to average net assets(a)(e)	(1.30	%)(f)	(0.61%)		(1.48%)		(1.79%)		(1.82	%)(f)

PORTFOLIO TURNOVER RATE	299	%(d)	455%		826%		476%		471	%(d)

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(b)	Per share amounts were calculated using average shares method.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment company's in which the Fund invested.
(f)	Annualized.
(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2013	39

Stadion Core Advantage Fund – Class I	Financial Highlights
For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		Year Ended May 31, 2012		Year Ended May 31, 2011		For the Period May 28, 2010 (Commencement of operations) to May 31, 2010
NET ASSET VALUE, BEGINNING OF PERIOD	$12.07		$10.42		$11.76		$10.22		$10.22

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(a)	(0.02	)(b)	0.02	(b)	(0.05)		(0.04)		(0.00	)(c)
Net realized and unrealized gain (loss) on investments	0.42		1.63		(0.75)		1.58		–
Total from investment operations	0.40		1.65		(0.80)		1.54		(0.00	)(c)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.02)		–		–		–		–
Distributions from net realized gains	–		–		(0.54)		–		–
Total distributions	(0.02)		–		(0.54)		–		–

NET ASSET VALUE, END OF PERIOD	$12.45		$12.07		$10.42		$11.76		$10.22

TOTAL RETURN(d)	3.31	%(e)	15.83%		(6.65%)		15.07%		0.00	%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$7,172		$4,945		$2,636		$1,433		$1

Ratio of total expenses to average net assets(f)	1.73	%(g)(h)	2.38	%(h)	3.05	%(h)	7.98	%(h)	1.70	%(g)

Ratio of net expenses to average net assets(f)	1.70	%(g)	1.70%		1.70%		1.70%		1.70	%(g)

Ratio of net investment income (loss) to average net assets(a)(f)	(0.37	%)(g)	0.20%		(0.53%)		(1.03%)		(1.70	%)(g)

PORTFOLIO TURNOVER RATE	299	%(e)	455%		826%		476%		471	%(e)

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(b)	Per share amounts were calculated using average shares method.
(c)	Amount rounds to less than $0.01 per share.
(d)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.
(f)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment company's in which the Fund invested.

(g)	Annualized.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

40	www.stadionfunds.com

Stadion Olympus Fund™ – Class A	Financial Highlights
For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$10.16		$9.54		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.06	)(b)	(0.01	)(b)		(0.01)
Net realized and unrealized gain (loss) on investments	0.17		0.68			(0.45)
Total from investment operations	0.11		0.67			(0.46)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.02)		(0.05)		–
Total distributions	(0.02)		(0.05)		–

NET ASSET VALUE, END OF PERIOD	$10.25		$10.16		$9.54

TOTAL RETURN(c)	1.07	%(d)	7.04%		(4.60	%)(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$16,732		$13,723		$8,721

Ratio of total expenses to average net assets(e)	2.08	%(f)(g)	2.82	%(g)	5.31	%(f)(g)

Ratio of net expenses to average net assets(e)	1.95	%(f)	1.95%		1.95	%(f)

Ratio of net investment loss to average net assets(a)(e)	(1.17	%)(f)	(0.15%)		(1.94	%)(f)

PORTFOLIO TURNOVER RATE	344	%(d)	804%		21	%(d)

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(b)	Per share amounts were calculated using average shares method.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment company's in which the Fund invested.
(f)	Annualized.
(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2013	41

Stadion Olympus Fund™ – Class C	Financial Highlights
For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$10.09		$9.53		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.11	)(b)	(0.15	)(b)		(0.04)
Net realized and unrealized gain (loss) on investments	0.18		0.74			(0.43)
Total from investment operations	0.07		0.59			(0.47)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.01)		(0.03)		–
Total distributions	(0.01)		(0.03)		–

NET ASSET VALUE, END OF PERIOD	$10.15		$10.09		$9.53

TOTAL RETURN(c)	0.72	%(d)	6.19%		(4.70	%)(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$185		$64		$1

Ratio of total expenses to average net assets(e)	2.81	%(f)(g)	73.16	%(g)	1,345.00	%(f)(g)

Ratio of net expenses to average net assets(e)	2.70	%(f)	2.70%		2.70	%(f)

Ratio of net investment loss to average net assets(a)(e)	(2.11	%)(f)	(1.49%)		(2.70	%)(f)

PORTFOLIO TURNOVER RATE	344	%(d)	804%		21	%(d)

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(b)	Per share amounts were calculated using average shares method.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment company's in which the Fund invested.
(f)	Annualized.
(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

42	www.stadionfunds.com

Stadion Olympus Fund™ – Class I	Financial Highlights
For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$10.18		$9.55		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.05	)(b)	(0.09	)(b)		(0.03)
Net realized and unrealized gain (loss) on investments	0.17		0.79			(0.42)
Total from investment operations	0.12		0.70			(0.45)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.02)		(0.07)		–
Total distributions	(0.02)		(0.07)		–

NET ASSET VALUE, END OF PERIOD	$10.28		$10.18		$9.55

TOTAL RETURN(c)	1.19	%(d)	7.31%		(4.50	%)(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$9,371		$5,935		$1

Ratio of total expenses to average net assets(e)	1.88	%(f)(g)	3.63	%(g)	1,342.77	%(f)(g)

Ratio of net expenses to average net assets(e)	1.70	%(f)	1.70%		1.70	%(f)

Ratio of net investment loss to average net assets(a)(e)	(0.97	%)(f)	(0.90%)		(1.70	%)(f)

PORTFOLIO TURNOVER RATE	344	%(d)	804%		21	%(d)

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(b)	Per share amounts were calculated using average shares method.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment company's in which the Fund invested.
(f)	Annualized.
(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2013	43

Stadion Trilogy Fund™ – Class A	Financial Highlights
For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013	For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$10.41		$9.85	$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)	0.02	(b)	0.07 (b)	0.00	(c)
Net realized and unrealized gain (loss) on investments	0.09		0.67		(0.15)
Total from investment operations	0.11		0.74		(0.15)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.02)		(0.05)	–
Distributions from net realized gains	–		(0.13)	–
Total distributions	(0.02)		(0.18)	–

NET ASSET VALUE, END OF PERIOD	$10.50		$10.41	$9.85

TOTAL RETURN(d)	1.01	%(e)	7.53%	(1.50	%)(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$85,102		$68,967	$49,507

Ratio of total expenses to average net assets(f)	1.75	%(g)	1.93%	2.21	%(g)(h)

Ratio of net expenses to average net assets(f)	1.75	%(g)	1.93%	1.95	%(g)

Ratio of net investment income to average net assets(a)(f)	0.33	%(g)	0.66%	0.34	%(g)

PORTFOLIO TURNOVER RATE	8	%(e)	42%	0	%(c)(e)

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(b)	Per share amounts were calculated using average shares method.
(c)	Amount rounds to less than $0.01 per share or less than 1%.
(d)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.
(f)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment company's in which the Fund invested.

(g)	Annualized.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

44	www.stadionfunds.com

Stadion Trilogy Fund™ – Class C	Financial Highlights
For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$10.35		$9.85		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.02	)(b)	(0.01	)(b)	(0.00	)(c)
Net realized and unrealized gain (loss) on investments	0.08		0.67			(0.15)
Total from investment operations	0.06		0.66			(0.15)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		(0.03)		–
Distributions from net realized gains	–		(0.13)		–
Total distributions	–		(0.16)		–

NET ASSET VALUE, END OF PERIOD	$10.41		$10.35		$9.85

TOTAL RETURN(d)	0.58	%(e)	6.72%		(1.50	%)(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$18,726		$11,570		$50

Ratio of total expenses to average net assets(f)	2.51	%(g)	3.36	%(h)	61.13	%(g)(h)

Ratio of net expenses to average net assets(f)	2.51	%(g)	2.70%		2.70	%(g)

Ratio of net investment loss to average net assets(a)(f)	(0.43	%)(g)	(0.10%)		(0.11	%)(g)

PORTFOLIO TURNOVER RATE	8	%(e)	42%		0	%(c)(e)

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(b)	Per share amounts were calculated using average shares method.
(c)	Amount rounds to less than $0.01 per share or less than 1%.
(d)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.
(f)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment company's in which the Fund invested.
(g)	Annualized.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2013	45

Stadion Trilogy Fund™ – Class I	Financial Highlights
For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$10.42		$9.86		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)	0.03	(b)	0.10	(b)	0.01
Net realized and unrealized gain (loss) on investments	0.09		0.66			(0.15)
Total from investment operations	0.12		0.76			(0.14)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.02)		(0.07)		–
Distributions from net realized gains	–		(0.13)		–
Total distributions	(0.02)		(0.20)		–

NET ASSET VALUE, END OF PERIOD	$10.52		$10.42		$9.86

TOTAL RETURN(c)	1.16	%(d)	7.75%		(1.40	%)(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$45,178		$18,956		$1

Ratio of total expenses to average net assets(e)	1.54	%(f)	2.01	%(g)	1,259.15	%(f)(g)

Ratio of net expenses to average net assets(e)	1.54	%(f)	1.70%		1.70	%(f)

Ratio of net investment income to average net assets(a)(e)	0.54	%(f)	0.94%		0.51	%(f)

PORTFOLIO TURNOVER RATE	8	%(d)	42%		0	%(d)(h)

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(b)	Per share amounts were calculated using average shares method.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment company's in which the Fund invested.
(f)	Annualized.
(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(h)	Amount rounds to less than 1%.

See Notes to Financial Statements.

46	www.stadionfunds.com

Stadion Tactical Income Fund – Class A	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended November 30, 2013 (Unaudited)		For the Period January 2, 2013 (Commencement of operations) to May 31, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$9.91		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)(b)	0.07		0.06
Net realized and unrealized loss on investments	(0.29)			(0.15)
Total from investment operations	(0.22)			(0.09)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.05)		–
Total distributions	(0.05)		–

NET ASSET VALUE, END OF PERIOD	$9.64		$9.91

TOTAL RETURN(c)	(2.25	%)(d)	(0.90	%)(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$2,883		$1,667

Ratio of total expenses to average net assets(e)	2.45	%(f)(g)	10.69	%(f)(g)

Ratio of net expenses to average net assets(e)	1.40	%(f)	1.40	%(f)

Ratio of net investment income to average net assets(b)(e)	1.41	%(f)	1.52	%(f)

PORTFOLIO TURNOVER RATE	141	%(d)	84	%(d)

(a)	Per share amounts were calculated using average shares method.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment company's in which the Fund invested.
(f)	Annualized.
(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2013	47

Stadion Tactical Income Fund – Class I	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended November 30, 2013 (Unaudited)		For the Period February 14, 2013 (Commencement of operations) to May 31, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$9.91		$9.91

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)(b)	0.08		0.04
Net realized and unrealized loss on investments	(0.30)			(0.04)
Total from investment operations	(0.22)		0.00
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.05)		–
Total distributions	(0.05)		–

NET ASSET VALUE, END OF PERIOD	$9.64		$9.91

TOTAL RETURN(c)	(2.20	%)(d)	0.00	%(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$3,449		$1,519

Ratio of total expenses to average net assets(e)	2.18	%(f)(g)	14.50	%(f)(g)

Ratio of net expenses to average net assets(e)	1.15	%(f)	1.15	%(f)

Ratio of net investment income to average net assets(b)(e)	1.62	%(f)	1.42	%(f)

PORTFOLIO TURNOVER RATE	141	%(d)	84	%(d)(h)

(a)	Per share amounts were calculated using average shares method.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment company's in which the Fund invested.

(f)	Annualized.
(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(h)	Represents the period January 2, 2013 (commencement of operations of the Class A) to May 31, 2013.

See Notes to Financial Statements.

48	www.stadionfunds.com

Stadion Market Opportunity Fund – Class A	Financial Highlights
For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2013 (Unaudited)		For the Period May 1, 2013 to May 31, 2013(a)		For the Period April 1, 2013 (Commencement of operations) to April 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$10.22		$10.27		$10.10

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)(c)	(0.06)		(0.01)			(0.02)
Net realized and unrealized gain (loss) on investments	0.88		(0.04)		0.19
Total from investment operations	0.82		(0.05)		0.17
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.01)		–		–
Total distributions	(0.01)		–		–

NET ASSET VALUE, END OF PERIOD	$11.03		$10.22		$10.27

TOTAL RETURN(d)	7.99	%(e)	(0.49	%)(e)	1.68	%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$16,098		$3,430		$1

Ratio of total expenses to average net assets(f)	1.82	%(g)	5.21	%(g)	2.83	%(g)

Ratio of net expenses to average net assets(f)	1.82	%(g)	1.95	%(g)	1.95	%(g)

Ratio of net investment loss to average net assets(b)(f)	(1.13	%)(g)	(1.95	%)(g)	(1.95	%)(g)

PORTFOLIO TURNOVER RATE	240	%(e)	50	%(e)	294	%(e)(h)

(a)	Effective May 31, 2013, the Market Opportunity Fund changed its fiscal year from April 30 to May 31.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Per share amounts were calculated using average shares method.
(d)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.
(f)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment company's in which the Fund invested.
(g)	Annualized.
(h)	Portfolio turnover rate is calculated at the Fund Level and represents the year ended April 30, 2013.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2013	49

Stadion Market Opportunity Fund – Class C	Financial Highlights
For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2013 (Unaudited)		For the Period May 1, 2013 to May 31, 2013(a)		For the Period April 1, 2013 (Commencement of operations) to April 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$10.21		$10.26		$10.10

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)(c)	(0.12)		(0.02)			(0.02)
Net realized and unrealized gain (loss) on investments	0.89		(0.03)		0.18
Total from investment operations	0.77		(0.05)		0.16

NET ASSET VALUE, END OF PERIOD	$10.98		$10.21		$10.26

TOTAL RETURN(d)	7.54	%(e)	(0.49	%)(e)	1.58	%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$35		$1		$1

Ratio of total expenses to average net assets(f)	2.60	%(g)	3.01	%(g)	3.51	%(g)

Ratio of net expenses to average net assets(f)	2.60	%(g)	2.70	%(g)	2.70	%(g)

Ratio of net investment loss to average net assets(b)(f)	(2.28	%)(g)	(2.70	%)(g)	(2.70	%)(g)

PORTFOLIO TURNOVER RATE	240	%(e)	50	%(e)	294	%(e)(h)

(a)	Effective May 31, 2013, the Market Opportunity Fund changed its fiscal year from April 30 to May 31.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Per share amounts were calculated using average shares method.
(d)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.
(f)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment company's in which the Fund invested.
(g)	Annualized.
(h)	Portfolio turnover rate is calculated at the Fund Level and represents the year ended April 30, 2013.

See Notes to Financial Statements.

50	www.stadionfunds.com

Stadion Market Opportunity Fund – Class I	Financial Highlights
For a Share Outstanding Throughout each of the Periods Presented

	Six Months Ended November 30, 2013 (Unaudited)		For the Period May 1, 2013 toMay 31, 2013		Year Ended April 30, 2013	Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2009
NET ASSET VALUE, BEGINNING OF PERIOD	$10.23		$10.27		$11.20	$13.13	$11.79	$8.83	$11.65

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(a)(b)	(0.05)			(0.01)	(0.02)	(0.08)	(0.10)	(0.07)	0.03
Net realized and unrealized gain (loss) on investments	0.88			(0.03)	0.90	0.11	2.50	3.04	(2.59)
Total from investment operations	0.83			(0.04)	0.88	0.03	2.40	2.97	(2.56)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.01)		–		–	–	–	(0.01)	(0.08)
Distributions from net realized gains	–		–		(1.81)	(1.96)	(1.06)	–	(0.18)
Total distributions	(0.01)		–		(1.81)	(1.96)	(1.06)	(0.01)	(0.26)

NET ASSET VALUE, END OF PERIOD	$11.05		$10.23		$10.27	$11.20	$13.13	$11.79	$8.83

TOTAL RETURN(c)	8.10	%(d)	(0.39	%)(d)	9.90%	1.70%	21.26%	33.63%	(21.72%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$28,798		$24,024		$22,169	$29,546	$81,248	$60,537	$45,233

Ratio of total expenses to average net assets(e)	1.70	%(f)	1.98	%(f)	1.81%	1.75%	1.75%	1.75%	1.75%

Ratio of net expenses to average net assets(e)	1.70	%(f)	1.70	%(f)	1.75%	N/A	N/A	N/A	N/A

Ratio of net investment income (loss) to average net assets(e)	(0.88	%)(f)	(1.70	%)(f)	(0.21%)	(0.66%)	(0.86%)	(0.67%)	0.34%

PORTFOLIO TURNOVER RATE	240	%(d)	50	%(d)	294%	262%	201%	196%	517%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(b)	Per share amounts were calculated using average shares method.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment company's in which the Fund invested.

(f)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2013	51

Stadion Investment Trust	Notes to Financial Statements
November 30, 2013 (Unaudited)

1. ORGANIZATION

Stadion Managed Fund (“Managed Fund”), Stadion Core Advantage Fund (“Core Advantage Fund”), Stadion Olympus FundTM (“Olympus Fund”), Stadion Trilogy FundTM (“Trilogy Fund”), Stadion Tactical Income Fund (“Tactical Income Fund”) and Stadion Market Opportunity Fund (“Market Opportunity Fund”) (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of Stadion Investment Trust (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

Managed Fund commenced operations on June 30, 2003. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.

Core Advantage Fund commenced operations on January 27, 2004. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek capital appreciation.

Olympus Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.

Trilogy Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.

Tactical Income Fund commenced operations on December 31, 2012. The public offering of Class A shares and Class I shares commenced on December 31, 2012 and February 14, 2013 respectively. The investment objective of the Fund is to seek total return comprised of income and capital appreciation, while maintaining a secondary emphasis on capital preservation.

Market Opportunity Fund’s predecessor fund, the ETF Market Opportunity Fund (the “Predecessor Fund”), is a successor to a previously operational fund which was a series of the Aviemore Funds, an Ohio business trust. The Predecessor Fund was organized into a series, Class I Shares of the Market Opportunity Fund effective as of the close of business on March 29, 2013. The Predecessor Fund commenced operations on May 3, 2004 and was the only series authorized by the Aviemore Funds. Class A and Class C shares were launched from the Market Opportunity Fund effective April 1, 2013. The Fund seeks long‐term capital appreciation.

Each Fund, excluding the Tactical Income Fund, currently offers three classes of shares, Class A, Class C, and Class I.  The Tactical Income Fund offers Class A and Class I shares. Class A shares (sold subject to a maximum front-end sales load equal to 5.75% of the offering price and a distribution and/or service fee of up to 0.25% of the average net assets attributable to Class A shares, are also sold subject to a 1% contingent deferred sales load on purchases at or above $1 million if redeemed within 18 months of purchase), Class C shares (subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to Class C shares and, effective October 1, 2012, sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase) and Class I shares (sold without any sales loads and distribution and/ or service fees). Each class of shares represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (4) Class I shares require a higher minimum initial investment.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation: The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time). Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Options are valued at the mean of the last quoted bid and ask prices at the time of valuation, as reported on the option’s primary exchange. If no bid quotation is readily available at the time of valuation, the option shall be valued at the mean of the last quoted ask price and $0.00. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Open-end investment

52	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements
November 30, 2013 (Unaudited)

companies, including money market funds, are valued at the net asset value reported by such registered open-end investment companies. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of November 30, 2013 by security type:

Managed Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$592,087,578	$–	$–	$592,087,578
Money Market Funds	2,343,701	–	–	2,343,701
Total Investments in Securities	$594,431,279	$–	$–	$594,431,279

Core Advantage Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$49,370,451	$–	$–	$49,370,451
Money Market Funds	979,453	–	–	979,453
Total Investments in Securities	$50,349,904	$–	$–	$50,349,904

Olympus Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$26,050,183	$–	$–	$26,050,183
Money Market Funds	241,403	–	–	241,403
Total Investments in Securities	$26,291,586	$–	$–	$26,291,586

Trilogy Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks	$71,441,637	$–	$–	$71,441,637
Exchange-Traded Funds	72,791,787	–	–	72,791,787
Purchased Option Contracts	–	7,461,788	–	7,461,788
Money Market Funds	5,671,564	–	–	5,671,564
Total Investments in Securities	$149,904,988	$7,461,788	$–	$157,366,776
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(8,438,025)	$–	$(8,438,025)
Total	$–	$(8,438,025)	$–	$(8,438,025)

Tactical Income Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$6,203,112	$–	$–	$6,203,112
Money Market Funds	105,293	–	–	105,293
Total Investments in Securities	$6,308,405	$–	$–	$6,308,405

Market Opportunity Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$44,275,055	$–	$–	$44,275,055
Money Market Funds	700,424	–	–	700,424
Total Investments in Securities	$44,975,479	$–	$–	$44,975,479

Semi-Annual Report | November 30, 2013	53

Stadion Investment Trust	Notes to Financial Statements
November 30, 2013 (Unaudited)

As of November 30, 2013, the Funds did not have any transfers in and out of any Level. The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2013. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Share Valuation: The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

The maximum offering price per share of Class A shares for each Fund is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). The offering price of Class C shares and Class I shares is equal to the net asset value per share. The redemption price per share for each class of shares of each Fund is equal to the net asset value per share, except that certain purchases of $1 million or more of Class A shares are charged a contingent deferred sales charge of 1.00% if they are redeemed within 18 months of their purchase and Class C shares of each Fund are subject to a contingent deferred sales load of 1% on amounts redeemed within one year of purchase.

Securities Transactions and Investment Income: Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Option Transactions: Trilogy Fund may purchase and write put and call options on broad-based U.S. stock indices or ETFs that replicate the performance of a broad-based  U.S. stock index. The Fund  uses option contracts on broad-based U.S. stock indices for the purpose of seeking to generate return and manage risk exposure among varying market conditions.

When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to market daily. If a written option expires unexercised on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated. If an index option is exercised, the Fund will be required to pay the difference between the closing index value and the exercise price of the option. In this event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Exchange-Traded Funds (“ETFs”): The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a fund investing in an ETF will indirectly bear those costs. Such funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the Net Asset Value of the ETF.

Allocation Between Classes: Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the respective Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the respective Fund.

Distributions to Shareholders: Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Managed Fund, Core Advantage Fund, Olympus Fund, Tactical Income Fund and Trilogy Fund. Dividends arising from net investment income, if any, are declared and paid at least annually to shareholders of the Market Opportunity Fund.  Net realized gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales. Dividends and distributions are recorded on the ex-dividend date and tax treatment of short term capital gains.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes: It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net

54	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements
November 30, 2013 (Unaudited)

realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

3. SECURITY TRANSACTIONS

During the six months ended November 30, 2013, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to:

	Managed Fund	Core Advantage Fund
Purchases	$2,322,157,746	$122,206,121
Sales	$2,349,373,022	$117,683,538

	Olympus Fund	Trilogy Fund
Purchases	$64,903,684	$46,652,263
Sales	$56,509,597	$9,365,894

	Tactical Income Fund	Market Opportunity Fund
Purchases	$10,167,177	$98,706,288
Sales	$6,998,613	$83,790,476

4. TAX MATTERS

The tax character of distributions made during the period ended and May 31, 2013 was as follows:

	Ordinary Income	Long-term Capital Gains	Total Distributions
Managed Fund
5/31/2013	$–	$–	$–
Core Advantage Fund
5/31/2013	$–	$–	$–
Olympus Fund
5/31/2013	$69,828	$–	$69,828
Trilogy Fund
5/31/2013	$858,063	$342,286	$1,200,349
Tactical Income Fund
5/31/2013	$–	$–	$–

The tax character of distributions made during the period ended May 31, 2013 and, the year ended April 30, 2013 for the Market Opportunity Fund was as follows:

	Ordinary Income	Long-term Capital Gains	Total Distributions
Market Opportunity Fund
5/31/2013	$–	$–	$–
4/30/2013	1,038,947	3,232,828	4,271,775

Tax Basis of Investments:
As of November 30, 2013, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	Managed Fund	Core Advantage Fund	Olympus Fund
Tax cost of portfolio investments	$578,366,757	$47,660,634	$25,584,278
Gross unrealized appreciation	$16,064,522	$2,689,270	$780,082
Gross unrealized depreciation	–	–	(72,774)
Net unrealized appreciation	$16,064,522	$2,689,270	$707,308

	Trilogy Fund	Tactical Income Fund	Market Opportunity Fund
Tax cost of portfolio investments	$149,594,836	$6,350,917	$39,721,581
Gross unrealized appreciation	$13,218,348	$–	$5,253,898
Gross unrealized depreciation	(5,446,408)	(42,512)	–
Net unrealized appreciation (depreciation)	$7,771,940	$(42,512)	$5,253,898

As of November 30, 2013, the tax cost of written option contracts for Trilogy Fund is $6,827,310.

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Core Advantage Fund, Trilogy Fund and Tactical Income Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Capital Loss Carryforward:
As of May 31, 2013, Managed Fund had short-term capital loss carryforwards for federal income tax purposes of $570,886 which do not expire. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Capital losses carried to the next tax year were as follows:

Fund	Short-Term	Long-Term
Managed Fund	$570,886	$–

The Funds elect to defer to the period ending May 31, 2014, capital losses recognized during the period November 1, 2012 to May 31, 2013 in the amount of:

Fund	Amount
Trilogy Fund	$3,027,517
Tactical Income Fund	207

Semi-Annual Report | November 30, 2013	55

Stadion Investment Trust	Notes to Financial Statements
November 30, 2013 (Unaudited)

The Funds elect to defer to the period ending May 31, 2014, late year ordinary losses recognized in the amount of:

Fund	Amount
Managed Fund	$964,100

As of and during the period ended November 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

5. TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreements
Each Fund’s investments are managed by the Advisor under the terms of an Investment Advisory Agreement (the “Advisory Agreements”). Under the Advisory Agreements, each Fund excluding the Tactical Income Fund has agreed to pay the Advisor an investment advisory fee at an annual rate of 1.25% of its average daily net assets up to $150 million and 1.00% of such assets over $150 million.  The Tactical Income Fund has agreed to pay the Advisor an investment advisory fee at an annual rate of 0.65% of its average daily net assets.

The Advisor has entered into an Expense Limitation Agreement with respect to each Fund, excluding the Tactical Income Fund, under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares and Class I shares of the Funds (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b‐1 Plan) to not more than 1.70% of the average daily net assets allocable to each Class until October 1, 2014. The Advisor has entered into an Expense Limitation Agreement with the Tactical Income Fund under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the annual operating expenses of Class A shares and Class I shares of the Funds (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b‐1 Plan) to not more than 1.15% of the average daily net assets allocable to each Class until October 1, 2014.  Accordingly, during the six months ended November 30, 2013, the Advisor waived fees and reimbursed expenses as follows:

	Core Advantage Fund	Olympus Fund	Tactical Income Fund
Total waivers and reimbursements	$747	$17,123	$26,799

During the six months ended November 30, 2013, there were no advisory fees waived or expenses reimbursed by the Advisor for Managed Fund, Trilogy Fund and Market Opportunity Fund. It is expected that the Expense Limitation Agreements will continue from year-to-year, provided such continuance is approved by the Trustees.

If the Advisor so requests, any Tactical Income Fund operating expense waived or reimbursed by the Advisor pursuant to the Advisory Agreement shall be repaid to the Advisor by the Fund in the first, second, and third fiscal years following the fiscal year in which any such reimbursement or waiver occurs.

As of November 30, 2013, the balance of recoupable expenses for the Tactical Income Fund was as follows:

Fund	2016	2017	Total
Tactical Income Fund	$53,994	$26,799	$80,793

The Chief Compliance Officer of the Trust is an employee of the Advisor. Effective July 15, 2013, the Trust reimburses the Advisor 50% of the employee’s annual base salary for the services provided by the Chief Compliance Officer of the Trust.  Prior to July 15, 2013, the Trust reimbursed the Advisor $82,500 annually for services provided by the Chief Compliance Officer of the Trust.  Each Fund bears a proportionate share of this fee based on an allocation approved by the Trustees.

Certain Trustees and officers of the Trust are also officers of the Advisor.

Fund Accounting And Administration Agreement
ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) provides administrative, fund accounting and other services to the Funds under the Administration, Bookkeeping and Pricing Services Agreement with the Trust. Under the Agreement, ALPS is paid fees, accrued on a daily basis and paid on a monthly basis following the end of the month, based on the greater of (a) an annual fee of $430,000 for the first year of the agreement, and $460,000 thereafter, or (b) following basis point fee schedule:

Average Total Net Assets	Contractual Fee
Between $0-$500M	0.06%
$500M-$1B	0.04%
Above $1B	0.02%

The Administrator is also reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent And Shareholder Services Agreement
ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds (the “Transfer Agent”) under a Transfer Agency and Services Agreement with the Trust. Under this Agreement, ALPS is paid an annual base fee of $25,000 per Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Distribution Plan
The Trust has adopted plans of distribution (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act that permit Class A and Class C shares of each Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plans is 0.25% of each Fund’s average daily net assets

56	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements
November 30, 2013 (Unaudited)

attributable to Class A shares and 1.00% of each Fund’s average daily net assets attributable to Class C shares. The Trust has not adopted a plan of distribution with respect to Class I shares. The expenses of the Plans are reflected as distribution fees in the Statement of Operations of the Funds.

Distribution Agreement
ALPS Distributors, Inc. (“ADI” or the “Distributor”) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Under the terms of a Distribution Agreement with the Trust, the Distributor provides distribution services to the Trust and serves as principal underwriter to the Funds. ADI receives no compensation from the Funds.

6. DERIVATIVE TRANSACTIONS

Derivative Instruments and Hedging Activities — The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their  cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Transactions in option contracts written by Trilogy Fund during the six months ended November 30, 2013 were as follows:

	Written Puts
	Contracts	Premiums
Options outstanding at beginning of period	740	$1,770,527
Options written	3,815	9,429,106
Options closed	(2,780)	(6,815,275)
Options exercised	–	–
Options expired	(400)	(907,970)
Options outstanding at ending of period	1,375	$3,476,388

	Written Calls
	Contracts	Premiums
Options outstanding at beginning of period	670	$2,339,759
Options written	7,450	10,662,994
Options closed	(3,195)	(9,438,767)
Options exercised	(160)	(119,214)
Options expired	(25)	(93,850)
Options outstanding at ending of period	4,740	$3,350,922

A portion of Trilogy Fund’s securities are pledged as collateral for open option contracts.

Semi-Annual Report | November 30, 2013	57

Stadion Investment Trust	Notes to Financial Statements
November 30, 2013 (Unaudited)

The locations in the Statements of Assets and Liabilities of Trilogy Fund’s derivative positions are as follows:

Risk Exposure	Statement of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statement of Assets and Liabilities Location	Fair Value of Liability Derivatives
Trilogy Fund
Equity Contracts (Purchased Options/ Written Options)	Investments in securities: At value	$7,461,788	Written Options at value	$(8,438,025)
		$7,461,788		$(8,438,025)

For the Trilogy Fund the average option contracts purchased and written during the six months ended November 30, 2013 was 6,374 contracts,  and 2,397 contracts, respectively, for Trilogy Fund.

Trilogy Fund’s transactions in derivative instruments during the six months ended November 30, 2013 are recorded in the following locations in the Statements of Operations:

Risk Exposure	Statement of Operations Location	Realized Loss on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Trilogy Fund
Equity Contracts (Purchased Options)	Net realized gains(losses) from investments/Net change in unrealized appreciation on investments	$(1,408,968)	$(1,290,198)
Equity Contracts (Written Options)	Net realized losses from written option contracts/Net change in unrealized depreciation on written option contracts	(983,395)	(1,374,638)
Total		$(2,392,363)	$(2,664,836)

Managed Fund, Core Advantage Fund, Olympus Fund, Tactical Income Fund and Market Opportunity Fund had no transactions in derivative instruments during the six months ended
November 30, 2013.

7. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013
Managed Fund - Class A
Shares sold	5,422,654	7,579,129
Shares redeemed	(7,188,752)	(15,082,777)
Net Decrease in shares outstanding	(1,766,098)	(7,503,648)
Shares outstanding beginning of period	35,908,239	43,411,887
Shares outstanding end of period	34,142,141	35,908,239

Managed Fund - Class C
Shares sold	850,778	2,363,135
Shares redeemed	(2,388,108)	(5,596,404)
Net Decrease in shares outstanding	(1,537,330)	(3,233,269)
Shares outstanding beginning of period	14,106,698	17,339,967
Shares outstanding end of period	12,569,368	14,106,698

Managed Fund - Class I
Shares sold	3,632,146	6,031,463
Shares redeemed	(3,106,917)	(6,295,540)
Net Increase/(Decrease) in shares outstanding	525,229	(264,077)
Shares outstanding beginning of period	12,249,191	12,513,268
Shares outstanding end of period	12,774,420	12,249,191

58	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements
November 30, 2013 (Unaudited)

	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013
Core Advantage Fund - Class A
Shares sold	885,150	770,048
Shares issued in reinvestment of distributions to shareholders	2,739	–
Shares redeemed	(345,479)	(1,216,912)
Net Increase/(Decrease) in shares outstanding	542,410	(446,864)
Shares outstanding beginning of period	2,820,848	3,267,712
Shares outstanding end of period	3,363,258	2,820,848

Core Advantage Fund - Class C
Shares sold	124,639	67,880
Shares issued in reinvestment of distributions to shareholders	135	–
Shares redeemed	(66,763)	(150,584)
Net Increase/(Decrease) in shares outstanding	58,011	(82,704)
Shares outstanding beginning of period	434,547	517,251
Shares outstanding end of period	492,558	434,547

Core Advantage Fund - Class I
Shares sold	221,641	524,392
Shares issued in reinvestment of distributions to shareholders	688	–
Shares redeemed	(55,746)	(367,657)
Net Increase in shares outstanding	166,583	156,735
Shares outstanding beginning of period	409,665	252,930
Shares outstanding end of period	576,248	409,665

	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013
Olympus Fund - Class A
Shares sold	464,889	669,026
Shares issued in reinvestment of distributions to shareholders	1,852	6,247
Shares redeemed	(184,410)	(238,829)
Net Increase in shares outstanding	282,331	436,444
Shares outstanding beginning of period	1,350,394	913,950
Shares outstanding end of period	1,632,725	1,350,394

Olympus Fund - Class C
Shares sold	11,977	6,762
Shares issued in reinvestment of distributions to shareholders	8	9
Shares redeemed	(100)	(524)
Net Increase in shares outstanding	11,885	6,247
Shares outstanding beginning of period	6,347	100
Shares outstanding end of period	18,232	6,347

Olympus Fund - Class I
Shares sold	538,638	649,875
Shares issued in reinvestment of distributions to shareholders	674	747
Shares redeemed	(210,412)	(67,814)
Net Increase in shares outstanding	328,900	582,808
Shares outstanding beginning of period	582,908	100
Shares outstanding end of period	911,808	582,908

Semi-Annual Report | November 30, 2013	59

Stadion Investment Trust	Notes to Financial Statements
November 30, 2013 (Unaudited)

	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013
Trilogy Fund - Class A
Shares sold	2,668,553	2,587,504
Shares issued in reinvestment of distributions to shareholders	10,366	98,490
Shares redeemed	(1,201,378)	(1,084,054)
Net Increase in shares outstanding	1,477,541	1,601,940
Shares outstanding beginning of period	6,626,477	5,024,537
Shares outstanding end of period	8,104,018	6,626,477

Trilogy Fund - Class C
Shares sold	730,245	1,173,055
Shares issued in reinvestment of distributions to shareholders	–	4,954
Shares redeemed	(50,516)	(64,680)
Net Increase in shares outstanding	679,729	1,113,329
Shares outstanding beginning of period	1,118,388	5,059
Shares outstanding end of period	1,798,117	1,118,388

Trilogy Fund - Class I
Shares sold	3,310,229	2,063,924
Shares issued in reinvestment of distributions to shareholders	5,345	12,190
Shares redeemed	(839,780)	(256,873)
Net Increase in shares outstanding	2,475,794	1,819,241
Shares outstanding beginning of period	1,819,341	100
Shares outstanding end of period	4,295,135	1,819,341

	For the Six Months Ended November 30, 2013 (Unaudited)	For the Period January 2, 2013 (Commencement of Operations) to May 31, 2013
Tactical Income Fund - Class A
Shares sold	192,780	181,732
Shares issued in reinvestment of distributions to shareholders	46	–
Shares redeemed	(61,973)	(13,414)
Net Increase in shares outstanding	130,853	168,318
Shares outstanding beginning of period	168,318	–
Shares outstanding end of period	299,171	168,318

Tactical Income Fund - Class I
Shares sold	246,337	154,495	(a)
Shares issued in reinvestment of distributions to shareholders	1	–
Shares redeemed	(42,082)	(1,137	)(a)
Net Increase in shares outstanding	204,256	153,358	(a)
Shares outstanding beginning of period	153,358	–
Shares outstanding end of period	357,614	153,358	(a)

(a)	Represents the period from commencement of operations (February 14, 2013) through May 31, 2013

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Stadion Investment Trust	Notes to Financial Statements
November 30, 2013 (Unaudited)

	For the Six Months Ended November 30, 2013 (Unaudited)	For the Period May 1, 2013 to May 31, 2013(a)	For the Year Ended April 30, 2013
Market Opportunity Fund - Class A
Shares sold	1,424,096	336,359	119
Shares redeemed	(300,755)	(955)	(1)
Net Increase in shares outstanding	1,123,341	335,404	118
Shares outstanding beginning of period	335,522	118	–
Shares outstanding end of period	1,458,863	335,522	118

Market Opportunity Fund - Class C
Shares sold	3,147	–	100
Shares redeemed	(99)	–	–
Net Increase in shares outstanding	3,048	–	100
Shares outstanding beginning of period	100	100	–
Shares outstanding end of period	3,148	100	100

Market Opportunity Fund - Class I
Shares sold	778,131	264,570	446,757
Shares issued in reinvestment of distributions to shareholders	1,558	–	468,261
Shares redeemed	(521,980)	(74,076)	(1,395,280)
Net Increase/(Decrease) in shares outstanding	257,709	190,494	(480,262)
Shares outstanding beginning of period	2,348,242	2,157,748	2,638,010
Shares outstanding end of period	2,605,951	2,348,242	2,157,748

(a)	Effective May 31, 2013, the Market Opportunity Fund changed its fiscal year from April 30 to May 31.

8. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. Based on this evaluation, no adjustments were required to the financial statements. However, on January 16, 2014, the Trustees authorized name changes for all of the Funds in the Trust except the Tactical Income Fund.  Effective on or around March 28, 2014, the names of Managed Fund, Core Advantage Fund, Olympus Fund, Trilogy Fund and Market Opportunity Fund will be change to Stadion Managed Risk 100 Fund, Stadion Tactical Defensive Fund, Stadion Defensive International Fund, Stadion Trilogy Alternative Return Fund, and Stadion Tactical Growth Fund, respectively. Additionally, the continuance of the Expense Limitation Agreement between the Funds and the Advisor was approved until October 1, 2015, and effective on or around March 28, 2014, the holding period applicable to the contingent deferred sales load of 1% for purchases over $1 million of Class A Shares of the Funds will be reduced from 18 months to 12 months of their purchase.

Semi-Annual Report | November 30, 2013	61

Stadion Investment Trust	Additional Information
November 30, 2013 (Unaudited)

OTHER INFORMATION

The Trust files a complete listing of portfolio holdings of the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-866-383-7636. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-383-7636, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-383-7636, or on the SEC’s website at http://www.sec.gov.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stadion Funds (the Funds). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the Funds nor the Funds distributor is a bank. The Stadion Funds are distributed by ALPS Distributors, Inc

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [Schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures in place to consider nominees recommended by shareholders. The registrant’s nominating committee generally will not consider nominees recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

EXHIBIT LIST

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Stadion Investment Trust

By (Signature and Title)*		/s/ Judson P. Doherty
Judson P. Doherty, President

Date:	February 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date:	February 7, 2014

By (Signature and Title)*		/s/ Duane L. Bernt
Duane L. Bernt, Treasurer and Principal Financial Officer

Date:	February 7, 2014

* Print the name and title of each signing officer under his or her signature.